As filed with the Securities and Exchange Commission on January 21, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 033-00499 and 811-04417

Shelton Funds

(Exact name of registrant as specified in charter)

1050 17th St. Suite 1710, Denver, Colorado 80265

(Address of principal executive offices) (Zip code)

Stephen C. Rogers

1050 17th St. Suite 1710, Denver, Colorado 80265

(Name and address of agent for service)

(415) 398-2727

Registrant's telephone number, including area code

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2014

Item 1.	Schedule of Investments

CALIFORNIA TAX FREE INCOME FUND
Portfolio of Investments
11/30/2014

SECURITY DESCRIPTION	Par Value	Rate	Maturity	Value

Municipal Bonds (96.44%)

BAY AREA TOLL AUTHORITY
San Francisco Bay Area Toll Bridge Revenue Bonds; 2006 Series F	500,000	5.000	4/1/2031	531,335
San Francisco Bay Area Toll Bridge Revenue Bonds; 2009 Series F-1	2,000,000	5.000	4/1/2034	2,249,180

CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; 2009 Series I-1	3,000,000	6.125	11/1/2029	3,679,200

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2010L	1,000,000	5.000	5/1/2019	1,173,830

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	165,000	5.000	10/1/2030	171,707
Revenue Bonds (University of Southern California); Series 2009A	2,500,000	5.250	10/1/2038	2,819,700

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Revenue Bonds (St. Joseph Health System); Series 2013C	1,000,000	5.000	10/15/2019	1,172,880

CALIFORNIA STATE UNIVERSITY, TRUSTEES OF THE
Systemwide Revenue Bonds; Series 2012A	1,100,000	4.000	11/1/2030	1,177,858

CALIFORNIA, STATE OF
General Obligation Refunding Bonds; 2005	1,000,000	5.000	5/1/2027	1,019,400
Tax-Exempt Various Purpose General Obligation Bonds	3,000,000	5.000	4/1/2038	3,293,520
Various Purpose General Obligation Bonds	2,000,000	5.000	6/1/2033	2,049,200

CAMPBELL UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 2009	2,000,000	5.000	8/1/2030	2,273,020

EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Refunding Bonds; Series 2009A	2,000,000	0.240	12/1/2015	2,000,680

EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006	2,975,000	5.250	9/1/2023	3,679,866

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C	2,000,000	0.000	8/1/2027	1,335,220

LA MIRADA REDEVELOPMENT AGENCY, SUCCESSOR AGENCY TO THE
Subordinate Tax Allocation Refunding Bonds; 2014 Series A	1,000,000	5.000	8/15/2023	1,197,370

LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project Revenue Bonds; Series 2004A	2,000,000	5.000	12/1/2027	2,000,800

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A	1,000,000	5.000	7/1/2021	1,219,970
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000	7/1/2023	1,850,970

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2011 Series A	1,500,000	5.000	7/1/2018	1,724,910
Power System Revenue Bonds; 2013 Series A	500,000	5.000	7/1/2017	558,690
Water System Revenue Bonds; 2012 Series A	1,985,000	5.000	7/1/2037	2,246,941

LOS ANGELES UNIFIED DISTRICT OF CALIFORNIA
General Obligation Refunding Bonds; 2005 Series A-1	2,000,000	5.000	7/1/2020	2,055,640

LOS ANGELES, CITY OF
General Obligation Refunding Bonds; Series 2012-A	2,000,000	5.000	9/1/2021	2,423,400

LOS ANGELES, HARBOR DEPARTMENT OF THE CITY OF
Revenue Bonds; 2014 Series C	290,000	4.000	8/1/2023	336,188

LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	5.000	8/1/2032	2,889,650

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; 2008 Authorization, Series C	1,000,000	5.000	7/1/2035	1,134,280
Water Revenue Refunding Bonds; 2011 Series A-2	1,000,000	0.190	5/1/2015	999,890
Waterworks General Obligation Refunding Bonds; 2005 Series A	2,000,000	5.000	3/1/2016	2,024,580

MT. DIABLO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; Election Of 2002, Series B	500,000	5.000	7/1/2020	594,860

MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A	2,345,000	5.000	8/1/2034	2,716,307

PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds; Series 2010A	1,205,000	4.000	6/1/2020	1,372,302

PERALTA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,000,000	5.000	8/1/2018	1,149,170

RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,380,000	4.000	9/1/2020	1,581,618

REGENTS OF THE UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM	925,000	5.000	5/15/2029	1,102,480

RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	3,000,000	6.000	5/1/2022	3,462,030

ROSEVILLE FINANCE AUTHORITY
Electric System Revenue Refunding Bonds; Series 2013	750,000	5.000	2/1/2025	884,640

ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000	2/15/2024	1,148,630

ROSEVILLE WOODCREEK WEST
Special Tax Refunding Bonds; Series 2005	1,000,000	5.000	9/1/2030	1,012,280

SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement Revenue Bonds; 2006 Series A	2,000,000	5.000	12/1/2036	2,132,600

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000	9/1/2016	1,718,939

SAN FRANCISCO, CITY AND COUNTY
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	1,000,000	4.000	6/15/2033	1,050,530
General Obligation Refunding Bonds; Series 2011-R1	1,550,000	5.000	6/15/2016	1,664,034
Second Series Revenue Refunding Bonds; Series 2010C-E	500,000	5.000	5/1/2020	594,875

SAN FRANCISCO, PUBLIC UTILITIES COMMISSION OF THE CITY AND COUNTY OF
Whitewater Revenue Bonds, 2013 Series A	700,000	4.000	10/1/2021	802,949

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250	7/1/2016	1,549,498

SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation; 2007	2,000,000	5.250	4/1/2037	2,134,060

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	2,065,000	5.000	11/15/2016	2,249,673

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005	2,500,000	0.000	8/1/2029	1,422,400

SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Election of 2006, Series A	2,000,000	5.000	8/1/2032	2,238,740

SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Prerefunded; Election 2002 Series	780,000	5.000	8/1/2027	805,483
Unrefunded; Election 2002 Series B	220,000	5.000	8/1/2027	226,906

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Windy Point/Windy Flats Project Revenue Bonds; 2010-1	1,000,000	5.000	7/1/2023	1,186,460

VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.000	1/1/2024	637,832

WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2004, 2006 Series A	2,000,000	5.000	8/1/2030	2,134,740

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B	3,595,000	0.000	9/1/2029	2,038,904

YUBA COUNTY LEVEE FINANCING AUTHORITY
Revenue Bonds; 2008 Series A	1,305,000	5.000	9/1/2038	1,418,809

Total Municipal Bonds (Cost $87,181,753)				92,321,624

Variable Rate Demand Notes* (3.08%)

CALIFORNIA MUNICIPAL FINANCE AUTHORITY
Recovery Zone Bonds; Series 2010A	300,000	0.030	11/1/2035	300,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Pollution Control Revenue Refunding Bonds; Series 2002	2,350,000	0.030	5/15/2024	2,350,000

IRVINE, CITY OF
Assessment District No. 87-8; Limited Obligation Improvement Bonds; Adjustable Rate Series	300,000	0.040	9/2/2024	300,000

Total Variable Rate Demand Notes (Cost $2,950,000)				2,950,000

Total Investments (Cost $90,131,753) (a) (99.52%)				95,271,624
Other Net Assets (0.48%)				460,189
Net Assets (100.00%)				95,731,813

(a)	Aggregate cost for federal income tax purposes is $90,131,753.

At November 30, 2014, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	5,382,883
Unrealized depreciation	(243,012)
Net unrealized appreciation	5,139,871

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

*	Stated maturity reflects next reset date.

U.S. GOVERNMENT SECURITIES FUND
Portfolio of Investments
11/30/2014

Security Description	Par Value	Rate	Maturity	Value

Government National Mortgage Association (5.94%)
	161	6.000%	4/15/2016	160
	11,458	6.000%	5/15/2016	11,699
	4,561	10.000%	9/15/2018	4,691
	183,170	5.000%	7/15/2020	195,533
	105,065	5.500%	1/15/2025	117,298
	241,884	6.000%	1/15/2026	279,111
	457,165	5.500%	4/15/2036	512,871
	306,282	5.000%	3/15/2038	338,533
	170,591	6.000%	6/15/2038	192,790
Total Government National Mortgage Association (Cost $1,477,669)				1,652,686

United States Treasury Bonds (6.07%)
	1,300,000	4.500%	5/15/2038	1,687,258
Total United States Treasury Bonds (Cost $1,556,557)				1,687,258

United States Treasury Notes (87.01%)
	1,200,000	4.000%	2/15/2015	1,209,821
	3,300,000	1.500%	6/30/2016	3,362,390
	4,100,000	2.500%	6/30/2017	4,285,140
	1,500,000	2.750%	2/28/2018	1,583,321
	3,000,000	3.750%	11/15/2018	3,290,857
	1,900,000	2.750%	2/15/2019	2,009,843
	1,900,000	2.625%	8/15/2020	1,995,445
	1,900,000	3.625%	2/15/2021	2,105,586
	2,800,000	2.000%	2/15/2022	2,814,655
	1,500,000	2.500%	8/15/2023	1,548,867
Total United States Treasury Notes (Cost $23,678,500)				24,205,925

Total Investments (Cost $26,712,726) (a) (99.02%)				27,545,869
Other Net Assets (0.98%)				272,992
Net Assets (100.00%)				27,818,861

(a)	Aggregate cost for federal income tax purposes is $26,712,726.

At November 30, 2014, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	859,267
Unrealized depreciation	(26,124)
Net unrealized appreciation	833,143

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

SHORT-TERM U.S. GOVERNMENT BOND FUND
Portfolio of Investments
11/30/2014

Security Description	Par Value	Rate	Maturity	Value

Government National Mortgage Association (3.18%)
	85,056	2.125%	6/20/2034	88,078
	139,978	1.625%	11/20/2034	145,369
Total Government National Mortgage Association (Cost $226,273)				233,447

United States Treasury Notes (95.44%)
	800,000	2.250%	1/31/2015	802,938
	1,800,000	0.375%	6/15/2015	1,803,235
	1,800,000	2.000%	1/31/2016	1,837,687
	800,000	1.500%	6/30/2016	815,125
	700,000	0.875%	1/31/2017	704,539
	1,000,000	2.375%	7/31/2017	1,042,031
Total United States Treasury Notes (Cost $6,987,619)				7,005,555

Total Investments (Cost $7,213,892) (a) (98.62%)				7,239,002
Other Net Assets (1.38%)				101,636
Net Assets (100.00%)				7,340,638

(a)	Aggregate cost for federal income tax purposes is $7,213,892.

At November 30, 2014, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	25,206
Unrealized depreciation	(96)
Net unrealized appreciation	25,110

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

THE UNITED STATES TREASURY TRUST
Portfolio of Investments
11/30/2014

			Value
Security Description	Par Value	Maturity	(Note 1)

United States Treasury Bills DN (b) (99.96%)
	23,900,000	12/11/2014	23,899,950
	10,500,000	1/8/2015	10,499,933
	10,400,000	2/5/2015	10,399,743
	6,100,000	3/5/2015	6,099,582
	33,200,000	12/18/2014	33,199,627
	1,700,000	1/15/2015	1,699,983
	300,000	1/29/2015	299,995
	9,300,000	3/12/2015	9,299,452
	13,100,000	3/26/2015	13,098,870
	500,000	4/2/2015	499,943
Total United States Treasury Bills DN (Cost $108,997,078)			108,997,078

Total Investments (Cost $108,997,078) (a) (99.96%)			108,997,078
Other Net Assets (0.04%)			43,374
Net Assets (100.00%)			109,040,452

(a)	Aggregate cost for federal income tax purposes is $108,997,078.

Because tax adjustments are calculated annually, the above tax figure reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b)	Discount Note. Yield to maturity is between 0.01% - 0.03%.

S&P 500 INDEX FUND
Portfolio of Investments (Unaudited)
11/30/2014

Security Description	Shares	Value
Common Stock (98.75%)

Basic Materials (2.99%)
Air Products & Chemicals, Inc.	1,615	232,285
Airgas, Inc.	499	57,699
Alcoa, Inc.	7,435	128,551
Allegheny Technologies Inc	854	28,771
CF Industries Holdings, Inc	475	127,371
Dow Chemical Co.	8,728	424,792
Eastman Chemical Co.	1,048	86,900
Ecolab, Inc.	1,937	211,036
EI Du Pont de Nemours & Co.	6,896	492,374
FMC Corp.	1,102	59,949
Freeport-McMoRan Inc.	6,887	184,916
Int'l. Flavors & Fragrance Inc	683	69,099
International Paper Co.	3,175	170,879
LyondellBasell Industries NV	3,332	262,762
MeadWestvaco Corp.	1,277	57,210
Monsanto Co.	3,890	466,450
Newmont Mining Corp.	3,766	69,294
Nucor Corp.	2,404	128,927
PPG Industries, Inc.	1,051	229,980
Praxair Inc.	2,168	278,328
Sherwin Williams Co.	628	153,772
Sigma-Aldrich Corp.	928	126,765
Mosaic Co/The	2,068	94,652
United States Steel Corp	1,093	36,452
Veritiv Corp.*	60	3,015
Total Basic Materials		4,182,229

Communications (11.66%)
Amazon.Com Inc.*	2,799	947,853
AT&T Inc	40,436	1,430,626
Cablevision Systems Corp	1,680	34,138
CBS Corp	4,379	240,320
CenturyLink Inc	4,581	186,767
Cisco Systems, Inc.	39,132	1,081,608
Comcast Corp.	19,592	1,117,528
Corning, Inc.	11,057	232,418
DIRECTV*	4,220	370,136
Discovery Communications Inc*	1,878	65,542
Discovery Communications Inc. Class C*	1,878	63,871
EBay, Inc.*	8,321	456,656
Expedia Inc	689	60,019
F5 Networks, Inc.*	602	77,772
Facebook Inc. Cl A*	12,854	998,756
Gannett Co. Inc.	1,702	55,400
Google Inc Cl A*	2,080	1,142,086
Google Inc*	2,080	1,127,006
Graham Holdings Co.	47	41,712
Harris Corp.	833	59,701
Interpublic Group Co.'s Inc.	3,241	65,760
Juniper Networks, Inc.	3,874	85,848
Keysight Technologies Inc*	1,316	46,323
Motorola Solutions, Inc.	2,139	140,575
Netflix Inc*	413	143,142
News Corp*	3,745	58,122
Nielsen NV	1,879	78,486
Omnicom Group, Inc.	1,982	153,149
Priceline Group Inc*	361	418,829
Scripps Networks Interactive	635	49,638
Symantec Corp.	5,172	134,937
Time Warner Cable Inc.	2,282	340,657
Time Warner Inc.	7,045	599,670
TripAdvisor Inc*	850	62,603
Twenty-First Century Fox Inc.	14,980	551,264
VeriSign Inc*	1,159	69,656
Verizon Communications, Inc.	31,159	1,576,336
Viacom Inc	3,483	263,419
Walt Disney Co.	13,185	1,219,744
Windstream Holdings Inc.	4,013	40,571
Yahoo! Inc.*	7,670	396,846
Total Communications		16,285,490

Consumer, Cyclical (9.54%)
AutoNation, Inc.*	284	16,881
AutoZone, Inc.*	275	158,870
Bed Bath & Beyond, Inc.*	1,720	126,196
Best Buy Co. Inc.	1,956	77,086
BorgWarner, Inc.	1,664	94,116
Carmax Inc.*	1,689	96,239
Carnival Corp.	3,334	147,229
Chipotle Mexican Grill Inc Class A*	234	155,287
Coach Inc	2,156	80,031
Costco Wholesale Corp	3,160	449,099
CVS CaremarkCorp.	9,065	828,178
Darden Resturants Inc.	933	53,172
Delphi Automotive PLC	2,173	158,520
Delta Air Lines Inc.	6,380	297,755
Dollar General Corp*	1,932	128,942
Dollar Tree Inc*	1,728	118,126
Fastenal Co.	2,014	91,033
Ford Motor Co.	27,615	434,384
Fossil Group Inc*	377	42,118
GameStop Corp. Cl A	908	34,331
Gap, Inc.	2,194	86,882
Genuine Parts Company	1,170	120,253
Goodyear Tire & Rubber Co.	1,847	50,626
Harley Davidson, Inc.	1,765	122,985
Harman International Ind. Inc.	529	57,412
Hasbro, Inc.	950	56,240
Home Depot, Inc.	11,091	1,102,446
Johnson Controls, Inc.	5,136	256,800
Kohls Corp.	1,587	94,617
L Brands Inc	1,787	144,568
Lennar Corp.	1,300	61,412
Lowe's Cos. Inc.	8,392	535,661
Macy's Inc	2,961	192,199
Marriott International, Inc/DE	1,935	152,459
Mattel, Inc.	2,508	79,127
McDonald's Corp.	7,400	716,394
Michael Kors Holdings Ltd*	1,328	101,871
Mohawk Industries, Inc.*	459	70,498
Newell Rubbermaid, Inc.	2,365	85,873
NIKE, Inc.	5,334	529,613
Nordstrom Inc	1,123	85,752
O'Reilly Automotive Inc*	874	159,715
PACCAR Inc.	2,601	174,319
PetSmart, Inc.	796	62,693
PulteGroup Inc.	2,804	60,651
PVH Corp	574	72,978
Ralph Lauren Corp.	449	83,020
Ross Stores Inc.	1,661	151,948
Southwest Airlines Co.	5,662	236,785
Staples, Inc.	5,524	77,667
Starbucks Corp.	5,474	444,544
Starwood Hotels/Resorts WrldWd	1,427	112,733
Target Corp.	4,818	356,532
Tiffany & Co.	950	102,524
TJX Cos. Inc.	5,416	358,323
Tractor Supply Co.	1,050	80,777
Under Armour Inc. Cl A*	1,210	87,713
Urban Outfitters Inc*	803	25,953
VF Corp.	2,588	194,540
Walgreen Co.	6,346	435,399
Wal-Mart Stores, Inc.	12,426	1,087,772
Whirlpool Corp.	570	106,117
WW Grainger Inc	441	108,345
Wyndham Worldwide Corp	1,139	94,947
Wynn Resorts, Ltd	526	93,949
Yum! Brands Inc.	3,354	259,097
Total Consumer, Cyclical		13,320,322

Consumer, Non-Cyclical (22.93%)
Abbott Laboratories	11,424	508,482
AbbVie Inc.	11,424	790,541
Actavis plc*	1,289	348,816
Aetna Inc	2,841	247,849
Alexion Pharmaceuticals, Inc.*	1,383	269,547
Allergan Inc./United States	2,212	473,125
Alliance Data Systems Corp*	400	114,348
Altria Group, Inc.	14,863	747,014
Amerisource Bergen Corp.	1,851	168,534
Amgen, Inc.	5,671	937,473
Archer-Daniels-Midland Co	4,902	258,237
Automatic Data Processing, Inc	3,564	305,221
Avery Dennison Corp.	891	44,113
Avon Products, Inc.	3,259	31,873
Baxter International, Inc.	4,026	293,898
Becton Dickinson and Co.	1,468	206,004
Biogen Idec Inc*	1,739	535,073
Boston Scientific Corp.*	11,526	148,340
Bristol-Myers Squibb Co.	12,265	724,248
Brown-Forman Corp	1,081	104,911
Campbell Soup Co.	1,449	65,611
Cardinal Health, Inc.	2,511	206,379
CareFusion Corp.*	1,546	91,477
CDK Global Inc.	1,188	45,227
Celgene Corp.*	6,376	724,887
Cigna Corp.	2,081	214,114
Cintas Corp.	801	58,593
Clorox Co.	943	95,828
Coca-Cola Co.	28,487	1,277,072
Coca-Cola Enterprises Inc.	2,036	89,462
Colgate-Palmolive Co.	6,558	456,371
Conagra Foods, Inc.	2,987	109,085
Constellation Brands Inc.*	1,083	104,401
Covidien PLC	3,532	356,732
CR Bard Inc.	610	102,084
DaVita HealthCare Partners Inc*	1,224	93,673
DENTSPLY International, Inc.	1,160	63,777
Dr Pepper Snapple Group Inc.	1,620	119,880
Edwards Lifesciences Corp*	858	111,265
Eli Lilly & Co.	7,419	505,382
Equifax Inc.	870	69,209
Estee Lauder Cos. Inc.	1,800	133,452
Express Scripts Holding Co*	5,973	496,655
General Mills, Inc.	4,683	247,028
Gilead Sciences, Inc.*	11,004	1,103,921
H&R Block Inc.	1,994	67,078
Halyard Health Inc*	366	14,341
Hershey Co.	1,114	111,712
Hormel Foods Corp.	1,064	56,477
Hospira Inc*	1,350	80,514
Humana Inc	1,191	164,322
Intuitive Surgical Inc*	285	147,564
Iron Mountain Inc	1,369	52,036
JM Smucker Co	823	84,415
Johnson & Johnson	20,958	2,268,706
Kellogg Co.	1,816	120,310
Keurig Green Mountain Inc	971	138,018
Kimberly-Clark Corp.	2,926	341,142
Kraft Foods Group Inc	4,282	257,648
Kroger Co.	4,007	239,779
Laboratory Corp of America Hld*	705	73,771
Lorillard Inc	2,883	182,033
Mastercard Inc Cl. A	7,720	673,879
Mccormick & Co. Inc./MD	975	72,472
Mcgraw Hill Financial Inc	2,019	188,696
McKesson Corp.	1,736	365,879
Mead Johnson Nutrition Co. Cl A	1,560	161,990
Medtronic, Inc.	7,560	558,457
Merck & Co. Inc.	22,116	1,335,806
Molson Coors Brewing Co.	1,200	92,820
Mondelez International Inc Cl A	12,847	503,602
Monster Beverage Corp*	1,129	126,617
Moody's Corp.	1,498	151,313
Mylan Inc./PA*	3,101	181,750
Patterson Cos Inc	758	36,520
PepsiCo Inc.	11,411	1,142,241
Perrigo Co. PLC	677	108,449
Pfizer Inc.	49,235	1,533,670
Philip Morris Int'l Inc.	12,281	1,067,587
Procter & Gamble Co.	20,266	1,832,654
Quanta Services Inc.*	1,601	48,831
Quest Diagnostics Inc.	1,168	76,282
Regeneron Pharmaceuticals Inc.*	562	233,854
Reynolds American Inc	2,525	166,423
Robert Half International, Inc	1,032	58,607
Safeway, Inc.	1,746	60,831
St. Jude Medical, Inc.	2,310	156,988
Stryker Corp.	2,155	200,221
Sysco Corp.	4,516	181,814
Tenet Healthcare Corp.*	766	36,806
ADT Corp	1,732	60,516
Total System Services Inc	1,190	39,258
Tyson Foods, Inc.	2,328	98,568
UnitedHealth Group Inc.	7,592	748,799
Varian Medical Systems Inc*	875	77,446
Vertex Pharmaceuticals, Inc.*	1,731	204,050
WellPoint Inc	2,432	311,077
Western Union Co	4,688	87,103
Whole Foods Market Inc	2,358	115,613
Zimmer Holdings Inc	1,338	150,244
Zoetis Inc. Class A	3,718	167,050
Total Consumer, Non-Cyclical		32,013,861

Energy (8.06%)
Anadarko Petroleum Corp.	3,750	296,813
Apache Corp.	2,792	178,939
Baker Hughes Inc.	3,384	192,888
Cabot Oil & Gas Corp.	3,164	104,539
Cameron International Corp*	1,865	95,637
Chesapeake Energy Corp.	3,818	77,353
Chevron Corp. (c)	14,364	1,563,809
ConocoPhillips	8,936	590,402
Denbury Resources Inc.	2,835	23,417
Devon Energy Corp.	2,767	163,170
Diamond Offshore Drilling, Inc	576	16,917
Ensco PLC	1,707	57,697
EOG Resources, Inc.	3,850	333,872
EQT Corp.	1,085	98,713
Exxon Mobil Corp. (c)	32,991	2,987,004
FMC Technologies, Inc*	1,793	85,652
Halliburton Co.	6,883	290,463
Helmerich & Payne, Inc.	805	55,988
Hess Corp	2,293	167,228
Kinder Morgan Inc.	4,655	192,484
Marathon Oil Corp.	5,187	150,008
Marathon Petroleum Corp	2,489	224,234
Murphy Oil Corp	1,357	65,706
Nabors Industries Ltd.	2,404	31,540
National Oilwell Varco Inc.	3,192	213,992
Newfield Exploration Co.*	988	26,903
Noble Corp. plc	1,885	33,911
Noble Energy Inc.	2,616	128,655
Occidental Petroleum Corp.	5,892	470,005
ONEOK, Inc	1,546	83,731
Paragon Offshore	628	2,280
Phillips 66	4,612	336,768
Pioneer Natural Resources Co.	880	126,042
QEP Resources Inc.	1,500	30,660
Range Resources Corp.	1,202	78,911
Rowan Cos Plc	921	20,050
Schlumberger Ltd	9,690	832,856
Seventy Seven Energy Inc*	272	2,116
Southwestern Energy Co*	2,561	82,413
Spectra Energy Corp	4,856	183,945
Tesoro Corp.	1,028	78,765
Transocean Ltd	2,519	52,924
Valero Energy Corp	4,032	195,996
Williams Cos., Inc.	4,450	230,288
Total Energy		11,255,684

Financial (16.32%)
ACE Ltd.	2,500	285,850
Aflac, Inc.	3,445	205,770
Allstate Corp.	3,620	246,703
American Express Co.	7,257	670,692
American Int'l Group Inc.	10,870	595,676
American Tower Corp.	2,860	300,329
Ameriprise Financial Inc	1,612	212,413
Aon PLC	2,362	218,461
Apartment Invstmt & Mgmt Co	1,070	39,858
Assurant Inc	596	40,284
AvalonBay Communities Inc.	686	110,302
Bank of America Corp.	77,978	1,328,745
Bank of New York Mellon Corp	8,692	347,941
BB&T Corp.	5,247	197,235
Berkshire Hathaway, Inc.*	13,493	2,006,270
Blackrock, Inc. Class A	941	337,894
Boston Properties, Inc.	1,078	139,752
Capital One Financial Corp.	4,021	334,547
CBRE Group Inc Cl A*	2,058	69,437
Charles Schwab Corp.	7,272	205,943
Chubb Corp.	1,969	202,905
Cincinnati Financial Corp.	1,179	60,070
Citigroup, Inc.	22,616	1,220,586
CME Group Inc,/IL Cl A	2,250	190,440
Comerica, Inc.	1,331	62,038
Crown Castle International Corp	2,156	179,142
Discover Financial Services	3,788	248,303
E*Trade Financial Corp*	1,181	26,939
Essex Property Trust, Inc	463	93,716
Equity Residential	2,164	153,298
Fifth Third Bancorp	6,069	122,108
Franklin Resources, Inc.	3,105	176,550
General Growth Properties Inc	4,119	110,224
Genworth Financial Inc-Cl A*	3,728	33,888
Goldman Sachs Group, Inc.	3,315	624,579
Hartford Fin'l. Svcs Grp., Inc	2,922	120,679
HCP Inc	3,020	135,296
Health Care REIT Inc	1,873	137,965
Host Hotels & Resorts Inc	5,173	120,221
Hudson City Bancorp Inc.	3,497	34,236
Huntington Bancshares Inc/OH	5,456	55,160
Intercontinental Exchange Inc.	849	191,866
Invesco Ltd	3,410	137,628
JPMorgan Chase & Co.	27,735	1,668,538
KeyCorp	6,704	90,504
Kimco Realty Corp.	2,994	76,197
Leucadia National Corp.	1,447	33,469
Lincoln National Corp.	2,305	130,532
Loews Corp.	2,394	99,686
M&T Bank Corp.	918	115,686
Marsh & McLennan Co.'s, Inc.	4,025	227,775
MetLife, Inc.	7,704	428,419
Morgan Stanley	10,374	364,957
Northern Trust Corp.	1,610	109,045
People's United Financial Inc	2,887	42,670
Plum Creek Timber Co. Inc.	1,188	49,516
PNC Financial Services Grp Inc	3,945	345,069
Navient Corp.	3,621	75,896
Principal Financial Group Inc	2,041	108,724
Progressive Corp.	4,123	112,311
Prologis Inc.	3,315	140,158
Prudential Financial Inc.	3,541	300,914
Public Storage	1,035	194,197
Regions Financial Corp	9,066	91,295
Simon Property Group Inc.	2,175	393,240
State Street Corp.	3,525	270,473
SunTrust Banks Inc	3,809	149,656
T. Rowe Price Group, Inc.	1,965	164,019
Macerich Co.	1,011	79,950
Nasdaq OMX Group Inc.	1,127	50,614
Torchmark Corp.	1,176	63,210
Travelers Cos, Inc	2,855	298,205
Unum Group	2,266	75,277
US Bancorp/MN	13,884	613,673
Ventas Inc	2,081	148,896
Visa Inc. Class A	3,845	992,741
Vornado Realty Trust	1,244	138,781
Wells Fargo & Co. (c)	36,145	1,969,180
Weyerhaeuser Co.	3,870	136,650
XL Group PLC	2,249	79,884
Zions Bancorporation	1,054	29,575
Total Financial		22,791,521

Industrial (10.37%)
3M Co.	4,679	749,061
Agilent Technologies, Inc.	2,633	112,534
Allegion PLC	703	37,857
AMETEK Inc.	1,816	92,543
Amphenol Corp.	2,372	127,210
Ball Corp.	1,134	76,057
Bemis Co. Inc.	906	36,186
Boeing Co.	4,978	668,844
Caterpillar, Inc.	4,752	478,051
C H Robinson Worldwide, Inc.	1,280	94,387
CSX Corp.	7,645	278,966
Cummins Inc.	1,302	189,597
Danaher Corp.	4,166	348,111
Deere & Co.	2,919	252,844
Dover Corp.	1,334	102,705
Eaton Corp. PLC	3,484	236,320
Emerson Electric Co.	5,336	340,170
Expeditors Int'l of Washington	1,549	72,524
FedEx Corp.	2,148	382,731
FLIR Systems Inc.	1,158	36,743
Flowserve Corp.	1,128	66,405
Fluor Corp.	1,298	80,463
Garmin Ltd	806	46,184
General Dynamics Corp.	2,440	354,678
General Electric Co.	76,880	2,036,551
Honeywell International, Inc.	5,633	558,061
Illinois Tool Works, Inc.	3,173	301,213
Ingersoll-Rand PLC	2,109	132,994
Jabil Circuit, Inc.	1,699	35,254
Joy Global Inc	784	38,447
Kansas Cty Southern	811	96,460
L3 Communications Holdings Inc	719	89,587
Leggett & Platt, Inc.	1,017	42,806
Lockheed Martin Corp.	1,981	379,480
Masco Corp.	2,627	63,573
Norfolk Southern Corp.	2,398	267,713
Northrop Grumman Corp.	1,818	256,211
Owens-Illinois Inc*	1,395	35,768
Pall Corp.	838	80,540
Parker Hannifin Corp.	1,096	141,417
Pentair PLC	1,542	99,783
PerkinElmer Inc	1,021	46,425
Precision Castparts Corp	1,073	255,267
Raytheon Co.	2,443	260,668
Republic Services Inc.	2,203	87,261
Rockwell Automation Inc.	1,085	125,220
Rockwell Collins Inc	1,079	92,287
Roper Industies Inc	694	109,527
Ryder System, Inc.	477	45,563
Sealed Air Corp.	1,582	62,536
Snap-On Inc	424	57,380
Stanley Black & Decker Inc	1,237	116,822
Stericycle, Inc.*	642	82,767
TE Connectivity Ltd	3,236	207,751
Textron Inc.	2,069	89,629
Thermo Fisher Scientific Inc	2,658	343,653
Tyco International Plc	3,464	148,606
Union Pacific Corp.	6,976	814,588
United Parcel Service, Inc. Class B	5,289	581,367
United Technologies Corp.	6,172	679,414
Vulcan Materials Co.	956	63,192
Waste Management, Inc.	3,352	163,343
Waters Corp.*	682	79,044
Xylem Inc.	1,498	57,433
Total Industrial		14,486,772

Technology (13.92%)
Accenture PLC Class A	4,670	403,161
Adobe Systems, Inc.*	3,587	264,290
Akamai Technologies, Inc.*	1,400	90,454
Altera Corp.	2,432	91,492
Analog Devices, Inc.	2,227	121,683
Apple, Inc. (c)	47,292	5,624,438
Applied Materials, Inc.	9,105	218,975
Autodesk, Inc.*	1,669	103,478
Avago Technologies Ltd	1,878	175,405
Broadcom Corp.	3,543	152,810
CA Inc.	2,646	82,423
Cerner Corp*	2,120	136,528
Citrix Systems, Inc.*	1,348	89,386
Cognizant Technology Solutions Cl A*	4,408	237,988
Computer Sciences Corp.	1,256	79,605
Dun & Bradstreet Corp	396	50,272
Electronic Arts, Inc.*	2,629	115,492
EMC Corp./MA	14,917	452,731
Fidelity National Information	1,851	113,263
First Solar Inc*	370	18,056
Fiserv Inc.*	2,114	151,130
Hewlett Packard Co.	14,359	560,863
Intel Corp.	36,299	1,352,138
Int'l Business Machines Corp.	7,714	1,250,979
Intuit Inc.	2,031	190,650
KLA-Tencor Corp.	1,304	90,550
Lam Research Corp.	1,341	110,820
Linear Technology Corp.	1,694	77,975
Microchip Technology, Inc.	1,401	63,255
Micron Technology, Inc.*	6,485	233,136
Microsoft Corp.	56,836	2,717,329
NetApp Inc.	2,586	110,034
NVIDIA Corp.	4,572	95,875
Oracle Corp.	27,191	1,153,170
Paychex Inc.	2,454	116,344
Pitney Bowes, Inc.	1,820	44,808
QUALCOMM, Inc.	12,533	913,656
Red Hat Inc.*	1,433	89,061
Salesforce.com Inc*	3,760	225,111
Sandisk Corp.	1,741	180,124
Seagate Technology PLC	2,601	171,952
Teradata Corp*	1,256	56,696
Texas Instruments, Inc.	8,319	452,720
Western Digital Corp.	1,637	169,053
Xerox Corp.	10,310	143,928
Xilinx Inc.	2,112	95,969
Total Technology		19,439,256

Utilities (2.96%)
AES Corp./VA	4,674	64,828
AGL Resources Inc	850	44,464
Ameren Corp.	1,808	77,943
American Electric Power, Inc.	3,645	209,770
Centerpoint Energy Inc	2,979	71,317
CMS Energy Corp.	2,062	68,252
CONSOL Energy Inc	1,500	58,695
Consolidated Edison Inc	2,227	140,635
Dominion Resources, Inc./VA	4,251	308,410
DTE Energy Co.	1,258	102,477
Duke Energy Corp.	5,180	419,063
Edison International	2,433	154,641
Entergy Corp.	1,304	109,406
Exelon Corp.	6,183	223,639
FirstEnergy Corp.	3,123	115,176
Integrys Energy Group Inc.	615	44,797
NextEra Energy Inc	3,154	329,246
NiSource Inc	2,050	85,772
Northeast Utilities	2,274	115,155
NRG Energy Inc.	1,956	61,145
Pepco Holdings Inc.	1,700	46,750
PG&E Corp.	2,830	142,915
Pinnacle West Capital Corp.	806	50,963
PPL Corp.	4,208	149,510
Public Service Enterprise Inc.	3,861	161,313
SCANA Corp.	845	48,190
Sempra Energy	1,653	184,690
Southern Co.	6,412	304,121
TECO Energy Inc.	1,498	29,705
Wisconsin Energy Corp	1,695	83,733
Xcel Energy Inc.	3,728	126,528
Total Utilities		4,133,249

Total Common Stock (Cost $61,471,661)		137,908,384

Total Investments (Cost $61,471,661) (a) (98.75%)		137,908,384
Other Net Assets (1.25%)		1,741,386
Net Assets (100.00%)		139,649,770

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $61,937,615.

At November 30, 2014, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	78,940,812
Unrealized depreciation	(2,970,043)
Net unrealized appreciation	75,970,769

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b)	Futures contracts at November 30, 2014:

Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Value	Unrealized Appreciation
22 / DEC 2014 / Long / CME	2,272,930	82,643

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P MIDCAP INDEX FUND
Portfolio of Investments (Unaudited)
11/30/2014

Security Description	Shares	Value
Common Stock (107.05%)

Basic Materials (5.32%)
Albemarle Corp.	8,907	525,869
Ashland Inc	7,874	898,031
Cabot Corp.	6,690	288,205
Carpenter Technology Corp	4,953	249,730
Commercial Metals Co.	13,024	212,812
Compass Minerals International	3,720	323,826
Cytec Industries, Inc.	7,986	384,127
Domtar Corp	7,146	290,842
Minerals Technologies, Inc.	3,794	281,629
NewMarket Corp	1,215	478,370
Olin Corp.	8,903	223,999
PolyOne Corp.	10,300	384,190
Rayonier Advanced Materials	4,598	113,341
Reliance Steel & Aluminum Co.	8,455	540,613
Royal Gold Inc.	7,212	459,260
RPM International Inc.	14,789	705,435
Sensient Technologies Corp	5,551	327,231
Steel Dynamics Inc.	24,679	556,265
United States Steel Corp	15,878	529,531
Valspar Corp.	8,823	740,338
Total Basic Materials		8,513,644

Communications (4.87%)
AMC Networks Inc.*	6,477	420,098
AOL Inc*	8,577	395,914
Ciena Corp.*	11,260	186,128
Equinix Inc. (c)	5,546	1,259,866
FactSet Research Systems Inc.	4,413	604,846
Fortinet Inc.*	14,900	410,644
InterDigital Inc.	4,569	227,902
JDS Uniphase Corp.*	25,400	338,836
John Wiley & Sons Inc.	5,304	316,755
Lamar Advertising Co.	6,194	330,078
Level 3 Communications, Inc.*	5,960	298,000
Meredith Corp	4,188	221,043
Neustar Inc - Class A*	7,045	191,976
New York Times Co.	14,132	179,335
Plantronics, Inc.	4,730	246,764
Polycom Inc.*	15,558	204,899
Rackspace Hosting, Inc.*	11,802	541,830
RF Microdevices, Inc.*	31,124	454,722
Telephone & Date Systems, Inc.	10,876	277,991
TIBCO Software Inc.*	16,721	401,806
Time Inc.	12,244	293,121
Total Communications		7,802,554

Consumer, Cyclical (14.86%)
Abercrombie & Fitch Co.	1,600	46,160
Advanced Auto Parts Inc. (c)	7,972	1,172,522
Alaska Air Group Inc	15,282	902,096
American Eagle Outfitters Inc.	18,564	261,752
ANN Inc*	5,016	184,238
Arrow Electronics Inc.*	10,966	640,853
Ascena Retail Group, Inc*	13,851	185,465
Big Lots Inc	6,439	327,101
Brinker International Inc	7,249	408,336
Brunswick Corp.	9,700	481,896
Cabela's Inc- Cl A*	5,184	281,180
Carter's, Inc.	5,772	480,288
Cheesecake Factory, Inc.	5,614	271,886
Chico's FAS Inc.	17,603	279,360
Church & Dwight Co. Inc. (c)	15,349	1,177,422
Cinemark Holdings Inc	11,452	415,822
Copart Inc*	12,028	437,098
CST Brands Inc	6,833	298,329
Deckers Outdoor Corp*	3,826	370,051
Dick's Sporting Goods Inc	10,881	550,687
Domino's Pizza Inc.	6,091	571,640
Dreamworks Animation SKG Inc. Cl A*	7,962	189,814
Foot Locker Inc	16,254	931,192
Guess? Inc	6,504	147,446
Hanesbrands Inc	10,991	1,271,880
Herman Miller, Inc.	6,532	198,507
HNI Corp	5,210	244,557
HSN Inc.	3,670	267,653
Ingram Micro Inc.*	16,911	463,869
International Game Technology	27,104	461,581
International Speedway Corp. Class A	2,835	88,679
JC Penney Co. Inc*	33,300	266,733
JetBlue Airways Corp*	23,748	347,433
KB Home	8,392	147,447
Life Time Fitness Inc*	4,500	249,210
LKQ Corp*	33,184	963,995
MDC Holdings Inc	4,359	114,685
MSC Industrial Direct Co. Inc.	5,190	403,107
NVR Inc*	466	586,540
Office Depot, Inc.*	53,398	354,029
Oshkosh Corp	9,717	441,152
Owens & Minor Inc	7,028	240,428
Panera Bread Co.*	3,067	513,416
Polaris Industries, Inc.	7,009	1,098,380
Signet Jewelers Ltd.	8,814	1,154,281
Tempur Sealy International Inc*	6,696	382,007
Wendy's Co	31,636	275,866
Thor Industries Inc.	4,882	286,866
Toll Brothers Inc.*	16,521	578,070
Watsco Inc	2,947	299,121
Williams Sonoma, Inc.	9,740	726,214
World Fuel Services Corp	8,017	363,010
Total Consumer, Cyclical		23,801,350

Consumer, Non-Cyclical (19.99%)
Aaron's Inc.	7,927	224,968
Apollo Education Group, Inc. Class A*	10,900	340,298
Aqua America Inc	19,558	519,852
Bio-Rad Laboratories Inc.*	2,287	271,673
Charles River Laboratories*	5,512	356,902
Align Technology, Inc.*	7,690	437,561
Civeo Corp	11,568	108,971
Community Health Systems, Inc.*	12,212	574,941
Convergys Corp.	11,819	246,426
Cooper Cos Inc	5,437	918,309
CoreLogic Inc*	10,465	347,647
Corporate Executive Board Co.	3,677	269,193
Covance Inc*	6,194	635,628
Cubist Pharmaceuticals, Inc.*	8,100	614,061
Deluxe Corp.	5,515	322,352
DeVry Education Group Inc.	6,489	317,053
Endo International PLC* (c)	15,371	1,124,696
Flowers Foods Inc	19,077	372,002
FTI Consulting Inc*	4,461	172,953
Gartner Inc.*	10,261	877,110
Global Payments Inc.	8,273	714,456
Hain Celestial Group Inc*	5,100	577,422
Health Net Inc*	8,800	452,144
Henry Schein Inc* (c)	9,467	1,298,874
Hill-Rom Holdings Inc	6,700	306,592
Hologic Inc*	29,720	796,496
IDEXX Laboratories Inc*	5,751	858,912
Ingredion Inc	8,585	714,530
Jarden Corp*	19,749	871,918
Lancaster Colony Corp	2,241	210,430
Leidos Holdings Inc.	8,000	323,280
Lifepoint Hospitals Inc*	5,222	361,310
Live Nation Entertainment Inc*	15,616	418,509
Manpowergroup Inc.	8,549	571,586
MEDNAX, Inc*	11,064	724,249
Omnicare Inc	11,325	796,374
Post Holdings Inc*	4,823	192,920
Rent-A-Center, Inc.	5,843	201,584
ResMed Inc.	15,549	827,207
Rollins Inc	7,035	228,849
RR Donnelley & Sons Co.	20,054	337,709
Salix Pharmaceuticals, Ltd*	6,800	698,292
Scotts Miracle-Gro Co.	4,332	264,382
SEI Investments Co.	15,223	603,287
Services Corp International	23,444	529,834
Sirona Dental Systems, Inc*	5,929	512,206
Sotheby's	7,605	307,318
STERIS Corp.	6,492	413,865
SUPERVALU Inc.*	22,173	207,539
Techne Corp.	3,629	332,453
Teleflex Inc.	4,591	547,018
Thoratec Corp.*	6,583	205,324
Tootsie Roll Industries Inc.	2,455	71,539
Towers Watson & Co.	7,019	792,866
Tupperware Brands Corp.	5,660	380,635
United Natural Foods Inc.*	5,481	412,116
United Rentals Inc.*	10,211	1,157,008
United Therapeutics Corp.*	5,027	666,429
Universal Health Services Inc.	9,915	1,037,307
VCA Inc.*	10,077	476,944
WellCare Health Plans Inc*	4,828	356,017
WEX Inc*	4,359	492,916
WhiteWave Foods Co.*	19,080	698,900
Total Consumer, Non-Cyclical		32,002,142

Energy (3.95%)
Atwood Oeanics, Inc.*	6,341	203,483
Dresser-Rand Group Inc*	8,514	690,571
Dril-Quip, Inc*	4,000	319,000
Energen Corp	7,905	472,087
Gulfport Energy Corp*	8,200	391,386
Helix Energy Solutions Group*	11,005	251,684
HollyFrontier Corp (c)	21,876	892,978
Murphy USA Inc*	4,900	312,228
NOW Inc*	11,700	313,326
Oceaneering International, Inc	11,843	742,676
Oil States International Inc*	5,784	288,332
Patterson-UTI Energy, Inc.	16,231	287,126
Rosetta Resources, Inc.*	1,096	32,244
SM Energy Co	7,223	313,839
Superior Energy Services, Inc.	17,756	342,868
Unit Corp*	4,812	183,915
WPX Energy Inc*	21,637	293,614
Total Energy		6,331,357

Financial (23.94%)
Alexander & Baldwin Inc	4,846	184,536
Alexandria Real Estate Equit.	7,824	672,238
Alleghany Corp.*	1,872	854,643
American Campus Communities	11,580	463,200
American Financial Group, Inc.	7,790	470,438
Arthur J Gallagher & Co.	17,238	826,562
Aspen Insurance Holdings Ltd.	7,390	326,860
Associated Banc-Corp	18,655	344,744
Astoria Financial Corp.	9,437	124,852
BancorpSouth Inc	8,709	190,640
Bank of Hawaii Corp	4,881	281,292
BioMed Realty Trust Inc	20,484	439,382
Brown & Brown Inc.	13,083	421,273
Camden Property Trust	9,399	720,715
Cathay General Bancorp	8,233	208,954
CBOE Holdings Inc.	9,691	580,588
City National Corp	5,275	407,177
Commerce Bancshares, Inc.	9,437	404,109
Corporate Office Properties	8,366	235,168
Corrections Corp. Of America	12,610	457,113
Cullen/Frost Bankers, Inc.	5,736	428,250
Duke Realty Corp.	35,779	695,544
East West Bancorp Inc	15,073	554,234
Equity One Inc	6,724	162,923
Eaton Vance Corp.	13,027	544,398
Everest Re Group Ltd	5,322	933,426
Extra Space Storage Inc	11,372	674,018
Federal Realty Invstment Trust	7,174	951,703
Federated Investors, Inc. Class B	10,454	328,674
First American Financial Corp	11,880	380,279
First Horizon National Corp.	26,300	335,588
First Niagara Financial Group	39,152	319,872
FirstMerit Corp.	13,969	249,905
Fulton Financial Corp.	21,215	253,307
Hancock Holding Co	8,985	293,899
Hanover Insurance Group Inc	4,957	353,335
HCC Insurance Holdings Inc	10,957	581,488
Highwoods Properties, Inc.	8,187	353,351
Home Properties Inc	5,450	355,286
Hospitality Properties Trust	15,309	468,455
International Bancshares Corp.	5,988	152,814
Janus Capital Group Inc	16,386	257,588
Jones Lang LaSalle Inc.	4,915	715,919
Kemper Corp	5,832	205,636
Kilroy Realty Corp.	8,334	572,379
LaSalle Hotel Properties	11,418	460,945
Liberty Property Trust	16,207	573,404
Mercury General Corp.	4,206	232,003
Mid-America Apartment Comm Inc	8,200	604,012
National Retail Properties Inc	12,882	496,343
New York Community Bancorp Inc	48,901	777,037
Old Republic Intl Corp	27,132	410,507
Omega Healthcare Investors Inc	12,220	467,048
PacWest Bancorp	10,246	476,439
Potlatch Corp	4,670	194,039
Primerica Inc	5,087	266,711
Prosperity Bancshares, Inc	6,580	369,664
Protective Life Corp.	8,692	605,919
Raymond James Financial, Inc.	12,563	707,297
Rayonier Inc	13,795	376,328
Realty Income Corp	24,299	1,128,932
Regency Centers Corp	10,132	622,915
Reinsurance Group of America	7,770	666,044
RenaissanceRE Holdings Ltd	4,766	466,687
SLM Corp	46,700	452,056
Senior Housing Prop Trust	22,355	503,658
Signature Bank*	5,202	630,847
SL Green Realty Corp. (c)	9,801	1,138,285
StanCorp Financial Group, Inc.	4,861	321,312
SVB Financial Group*	4,916	516,917
Synovus Financial Corp.	12,752	329,512
Taubman Centers Inc	7,046	560,087
TCF Financial Corp.	17,806	276,349
Trustmark Corp.	6,874	160,439
UDR Inc	27,446	844,788
Umpqua Holdings Corp.	18,600	316,014
Valley National Bancorp	22,192	216,150
Vectrus Inc.*	1,145	32,358
Waddell & Reed Financial, Inc. Class A	9,381	451,038
Washington Federal, Inc.	11,329	245,160
Washington Prime Group Inc	17,100	294,633
Webster Financial Corp	10,000	314,700
Weingarten Realty Investors	12,545	456,638
WR Berkley Corp.	12,235	639,156
Total Financial		38,339,126

Industrial (19.69%)
Acuity Brands, Inc	4,744	655,621
AECOM Technology Corp.*	14,194	454,350
AGCO Corp.	9,909	418,061
Alliant Techsystems, Inc.	3,505	398,448
AO Smith Corp.	8,500	458,405
AptarGroup, Inc.	7,255	473,389
Avnet, Inc.	15,236	667,184
B/E Aerospace, Inc.*	10,782	839,594
Belden Inc	4,784	349,376
Carlisle Cos Inc.	7,093	634,114
CLARCOR Inc	5,663	373,135
Clean Harbors Inc*	5,336	249,458
Con-way Inc.	6,247	309,476
Crane Co.	5,467	322,717
Donaldson Co. Inc.	14,982	584,298
Eagle Materials Inc	5,215	429,664
Energizer Holdings, Inc.	6,884	895,058
Esterline Technologies Corp.*	3,453	410,320
Exelis Inc.	20,612	369,779
FEI Co.	4,529	387,864
Fortune Brands Home & Security Inc	18,084	812,333
GATX Corp.	5,208	322,584
Genesee & Wyoming Inc*	5,497	541,949
Gentex Corp.	15,790	561,492
Graco Inc.	6,743	540,114
Granite Construction Inc	3,874	138,883
Greif Inc CL A	3,373	147,906
Harsco Corp	8,829	170,929
Hubbell Inc.	6,006	641,441
Huntington Ingalls Industries	5,449	593,778
IDEX Corp.	8,949	687,373
Itron, Inc*	4,487	181,275
ITT Corp.	9,884	409,198
JB Hunt Transport Services Inc	10,154	838,010
KBR Inc	16,199	272,791
Kennametal Inc.	8,521	313,743
Kirby Corp*	6,292	604,913
Knowles Corp*	9,300	194,277
Landstar Systems Inc	5,002	402,061
Lennox International Inc	5,028	470,973
Lincoln Electric Holdings Inc.	8,998	648,216
Louisiana-Pacific Corp.*	15,807	240,899
MSA Safety Inc	3,472	190,717
Mettler Toledo International*	3,277	961,013
National Instruments Corp.	10,469	336,997
Nordson Corp	6,303	492,579
OLD Dominion Freight Line Inc.*	7,485	606,584
Packaging Corp of America	10,873	807,646
Regal-Beloit Corp.	4,674	338,024
Rock-Tenn Co.	15,908	903,733
Silgan Holdings Inc	5,028	253,713
Sonoco Products Co.	10,991	461,842
SPX Corp.	4,961	444,952
Tech Data Corp.*	4,245	264,591
Terex Corp.	12,371	355,048
Tidewater Inc.	5,485	169,541
Timken Co	8,842	378,349
TimkenSteel Corp.	4,421	157,476
Trimble Nagivation Ltd.* (c)	28,034	788,456
Trinity Industries, Inc.	17,208	551,688
Triumph Group Inc	5,614	382,089
Valmont Industries Inc	2,476	334,805
Vishay Intertechnology, Inc.	14,822	205,581
Wabtec Corp	10,710	947,728
Waste Connections, Inc.	13,516	638,090
Werner Enterprises, Inc.	5,007	155,317
Woodward Inc.	6,767	349,719
Worthington Industries Inc	5,873	221,471
Zebra Technologies Corp. Class A*	5,658	413,883
Total Industrial		31,527,081

Technology (9.53%)
3D Systems Corp.*	10,164	358,586
ACI Worldwide Inc*	13,242	257,557
Acxiom Corp.*	8,198	156,008
Advanced Micro Devices, Inc.*	67,000	186,930
Advent Software, Inc.	3,719	117,260
ANSYS, Inc*	10,118	845,055
Atmel Corp.*	46,803	370,212
Broadridge Financial Solutions Inc	13,033	590,265
Cadence Design System Inc.*	30,869	582,498
Compuware Corp.	23,604	243,593
Concur Technologies, Inc*	5,070	653,067
Covisint Corp*	3,310	7,613
Cree, Inc.*	13,021	473,183
Cypress Semiconductor Corp.	9,914	105,088
Diebold, Inc.	7,043	254,816
DST Systems, Inc.	3,297	327,227
Fair Isaac Corp.	3,805	273,123
Fairchild Semiconductor Int'l Class A*	14,192	228,917
Informatica Corp.*	12,097	440,089
Integrated Device Technology*	15,931	297,272
International Rectifier Corp.*	8,025	320,037
Intersil Corp.	14,892	195,234
Jack Henry & Associates, Inc.	9,333	573,606
Lexmark International Inc.	7,026	301,134
Mentor Graphics Corp.	10,846	240,890
MSCI Inc. A	13,351	645,654
NCR Corp.*	17,836	528,837
PTC Inc.*	13,086	511,270
Riverbed Technology Inc*	18,171	375,685
Rovi Corp.*	11,545	257,223
Science Applications Intl Corp	4,600	232,898
Semtech Corp.*	7,334	186,724
Silicon Laboratories Inc.*	4,321	195,957
Skyworks Soulutions Inc.	20,550	1,386,509
Solera Holdings Inc	7,649	402,873
SunEdison Inc.*	26,786	579,917
Synopsys Inc.*	16,656	722,704
Teradyne Inc.	20,500	406,925
VeriFone Systems Inc*	11,989	427,528
Total Technology		15,259,964

Utilities (4.90%)
Alliant Energy Corp.	12,144	763,493
Atmos Energy Corp	10,165	545,861
Black Hills Corp.	4,587	247,744
Cleco Corp.	6,853	368,212
Great Plains Energy Inc.	17,219	450,621
Hawaiian Electric Industries	10,833	305,382
IDACORP Inc.	5,627	349,493
MDU Resources Group Inc.	20,669	506,804
National Fuel Gas Co.	9,152	633,959
OGE Energy Corp.	21,712	774,901
ONE Gas Inc	5,500	213,510
PNM Resources Inc.	8,974	259,887
Questar Corp.	19,444	466,462
UGI Corp	19,179	723,240
Vectren Corp.	9,231	408,103
Westar Energy Inc.	13,837	540,888
WGL Holdings Inc	5,737	280,367
Total Utilities		7,838,927

Total Common Stock (Cost $93,433,358)		171,416,145

Total Investments (Cost $93,433,358) (a) (107.05%)		171,416,145
Liabilities in Excess of Other Assets (-7.05%)		(11,289,820)
Net Assets (100.00%)		$160,126,325

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $93,663,741.

At November 30, 2014, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	79,713,094
Unrealized depreciation	(1,960,690)
Net unrealized appreciation	77,752,404

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b)	Futures contracts at November 30, 2014:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Value	Unrealized Appreciation
4 / DEC 2014 / Long / CME	576,320	$1,320

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P SMALLCAP INDEX FUND
Portfolio of Investments (Unaudited)
11/30/2014

Security Description	Shares	Value
Common Stock (107.06%)

Basic Materials (4.50%)
AK Steel Holding Corp*	10,905	64,558
Aceto Corp	2,128	44,688
American Vanguard Corp COM	1,690	18,404
Balchem Corp	2,418	157,170
Century Aluminum Co*	4,083	112,895
Clearwater Paper Corp.*	1,654	109,594
Deltic Timber Corp	890	55,403
Globe Specialty Metals Inc	5,105	88,470
Hawkins Inc.	618	24,374
HB Fuller Co	3,993	172,455
Innophos Holdings Inc	1,783	96,425
Kaiser Aluminum Corp	1,409	102,547
KapStone Paper and Packaging Corp*	6,415	191,616
Kraton Performance Polymers Inc*	2,597	47,785
Materion Corp	1,549	53,859
Neenah Paper Inc	1,306	74,755
OM Group Inc.	2,552	69,440
PH Glatfelter Co.	3,442	87,151
Quaker Chemical Corp	1,053	85,746
A Schulman Inc	2,273	86,965
Schweitzer-Mauduit Internation Inc	2,492	106,583
Stepan Co	1,428	59,119
Stillwater Mining Co*	9,544	125,313
US Silica Holdings Inc	4,272	134,226
Wausau Paper Corp.	3,969	39,492
Zep Inc	1,706	23,219
Total Basic Materials		2,232,252

Communications (3.78%)
Anixter International, Inc.	2,129	185,010
Atlantic Tele-Network, Inc.	792	53,840
Black Box Corp.	1,103	25,568
Blucora Inc*	3,365	47,817
CalAmp Corp.*	2,670	49,902
Cincinnati Bell Inc*	16,654	59,288
ComScore Inc*	2,564	112,739
Comtech Telecommunications Crp	1,983	78,705
Dice Holdings Inc*	3,715	40,382
8X8 Inc*	6,124	47,645
EW Scripps Co/The*	2,319	45,406
FTD Cos Inc*	1,338	46,375
General Communication, Inc*	2,942	35,745
Harmonic, Inc.*	8,338	58,366
Harte-Hanks Inc	3,096	18,948
HealthStream Inc.*	1,640	46,986
Ixia*	4,496	46,624
Liquidity Services Inc*	1,721	18,088
LogMeIn Inc*	1,815	91,785
Lumos Networks Corp	1,433	23,702
NETGEAR Inc*	2,909	101,000
NIC Inc.	4,493	80,964
NTELOS Holdings Corp.	906	7,610
Oplink Communications Inc.	1,360	32,871
Perficient Inc*	2,489	43,085
Procera Networks, Inc.*	1,380	9,467
QuinStreet Inc*	1,826	8,272
Scholastic Corp	1,985	70,468
Sizmek Inc*	1,808	10,360
Spok Holdings Inc	1,400	22,204
Stamps.com Inc.*	1,100	51,975
Vasco Data Security International Inc*	2,046	60,971
ViaSat Inc* (c)	3,352	222,235
XO Group Inc*	1,600	23,200
Total Communications		1,877,603

Consumer, Cyclical (17.46%)
Allegiant Travel Co	1,121	157,231
American Woodmark Corp*	923	36,763
Arctic Cat Inc.	1,013	33,480
Barnes & Noble Inc.*	2,792	65,221
Big 5 Sporting Goods Corp	1,300	17,056
Biglari Holdings Inc.*	103	38,259
BJ's Restaurants Inc*	1,990	97,828
Blue Nile Inc*	1,051	36,407
Boyd Gaming Corp*	6,021	76,948
Brown Shoe Co Inc	3,087	101,130
Buckle Inc/The	2,109	107,960
Buffalo Wild Wings Inc* (c)	1,500	255,315
Callaway Golf Co	6,171	45,727
Casey's General Stores Inc (c)	3,031	253,755
Cash America International Inc	2,136	52,140
Cato Corp	2,147	86,138
Children's Place Inc	1,875	105,113
Christopher & Banks Corp.*	2,906	21,039
Cracker Barrel Old Country Store Inc	1,900	243,219
Daktronics Inc	2,848	33,977
DTS Inc*	1,151	37,120
DineEquity Inc	1,291	128,235
Dorman Products Inc*	2,417	114,397
Ethan Allen Interiors Inc.	1,913	56,644
Ezcorp Inc*	4,078	44,409
First Cash Financial Services Inc*	2,306	133,241
Francesca's Holdings Corp*	3,184	40,373
Fred's Inc	2,610	40,455
G & K Services Inc.	1,592	103,639
G-III Apparel Group Ltd*	1,270	112,382
Genesco Inc*	1,901	154,684
Group 1 Automotive Inc.	1,718	153,778
Haverty Furniture Cos Inc	1,506	31,716
Hibbett Sports Inc*	2,017	101,193
Iconix Brand Group Inc*	5,255	212,355
Interface Inc	4,469	67,571
Interval Leisure Group Inc	2,925	63,590
iRobot Corp*	2,156	78,522
Jack In The Box Inc.	3,444	256,578
JAKKS Pacific Inc.*	1,604	11,805
Kirkland's Inc.*	1,134	24,630
La-Z-Boy Inc	4,175	108,508
Lithia Motors Inc	1,798	132,171
Lumber Liquidators Holdings Inc*	2,192	139,389
M/I Homes Inc*	1,832	41,989
Marcus Corp	1,435	23,620
MarineMax Inc*	1,746	32,318
Marriott Vacations Worldwide Corp	2,289	168,264
Mens Wearhouse Inc.	3,812	178,097
Meritage Homes Corp*	2,930	114,915
Monarch Casino & Resort Inc.*	600	9,936
Movado Group Inc	1,360	39,073
Multimedia Games Holding Co Inc*	2,361	85,681
MWI Veterinary Supply Inc*	1,025	167,506
Oxford Industries Inc.	1,152	76,297
Papa John's International Inc	2,528	133,428
Pep Boys-Manny Moe & Jack*	3,995	38,911
Perry Ellis International Inc*	700	18,473
PetMed Express Inc.	1,300	17,550
Pinnacle Entertainment Inc*	4,723	117,555
Pool Corp	3,525	209,420
Quiksilver Inc*	9,389	19,154
Red Robin Gourmet Burgers Inc*	1,127	75,903
Regis Corp	3,353	55,459
Ruby Tuesday Inc.*	4,509	37,605
Ruth's Hospitality Group Inc	2,518	33,087
Ryland Group Inc.	3,717	145,446
ScanSource Inc*	2,274	88,368
Scientific Games Corp*	3,874	58,652
Select Comfort Corp.*	4,369	115,079
Sketchers USA Inc - Cl A*	3,163	194,240
SkyWest Inc	4,099	51,238
Sonic Automotive Inc	2,552	65,816
Sonic Corp	4,191	113,953
Spartan Motors Inc	1,900	9,519
Stage Stores Inc.	2,706	55,446
Standard Motor Products Inc.	1,648	62,871
Standard Pacific Corp.*	11,967	90,351
Stein Mart Inc	2,099	29,806
Steven Madden Ltd*	4,639	158,190
Superior Industries International Inc	1,678	30,405
Texas Roadhouse Inc - Cl A	4,745	156,870
Finish Line Inc/The	3,854	109,993
Titan International Inc	4,028	39,877
Toro Co. (c)	4,500	295,561
Tuesday Morning Corp*	2,971	63,282
UniFirst Corp/MA	1,214	135,470
United Stationers Inc	3,342	137,223
Universal Electronics Inc.*	1,149	69,526
Vitamin Shoppe Inc.*	2,435	116,539
VOXX International Corp*	1,050	8,831
Winnebago Industries Inc	2,101	52,903
Wolverine World Wide Inc.	8,043	245,392
Zumiez Inc*	1,661	59,414
Total Consumer, Cyclical		8,666,593

Consumer, Non-Cyclical (19.69%)
Abaxis Inc	1,625	93,275
ABIOMED Inc*	2,827	100,415
ABM Industries Inc	4,145	112,288
Albany Molecular Research Inc*	1,488	24,210
Acorda Therapeutics Inc*	3,296	120,139
Affymetrix Inc*	5,782	52,790
Air Methods Corp*	2,808	124,619
Akorn Inc*	5,721	229,240
Alliance One International Inc*	4,676	8,464
Almost Family Inc.*	422	11,651
Amedisys Inc*	2,589	65,812
American Public Education Inc*	1,343	45,125
American States Water Co	3,091	107,845
AMN Healthcare Services Inc.*	3,698	63,310
Amsurg Corp*	2,591	133,618
Analogic Corp	900	65,556
Andersons Inc	2,002	108,188
Anika Therapeutics Inc*	871	35,615
B&G Foods Inc	4,280	122,494
Bio-Reference Laboratories Inc*	1,853	52,440
Blyth Inc	708	7,200
Boston Beer Co Inc*	706	185,657
Calavo Growers Inc	973	41,781
Cal-Maine Foods Inc	2,248	94,146
Cambrex Corp*	2,432	55,328
Cantel Medical Corp	2,500	108,850
Capella Education Co	1,176	80,180
Cardtronics Inc*	3,379	132,322
Career Education Corp*	3,636	21,307
CDI Corp	1,083	18,606
Centene Corp*	4,596	453,945
Central Garden and Pet Co*	3,900	32,175
Chemed Corp	1,524	167,808
CONMED Corp	2,170	92,073
CorVel Corp.*	1,000	34,660
Cross Country Healthcare Inc*	1,840	19,633
Cryolife Inc.	1,813	18,311
Cyberonics Inc*	1,926	102,560
Cynosure Inc. Cl A*	1,336	36,834
Diamond Foods Inc.*	1,752	52,192
Emergent Biosolutions Inc*	2,156	53,598
Ensign Group Inc.	1,469	57,908
ExlService Holdings Inc*	2,315	64,889
Forrester Research Inc.	996	39,551
Gentiva Health Services, Inc.*	1,927	37,403
Greatbatch Inc*	1,966	97,455
Green Dot Corp. Cl A*	2,470	54,365
Haemonetics Corp*	4,139	152,853
Hanger Inc*	2,615	56,092
Healthcare Services Group Inc	5,593	168,685
Healthways Inc*	2,801	43,640
Heartland Payment Systems Inc	2,928	159,635
Heidrick & Struggles International Inc	972	19,459
Helen of Troy Ltd.*	2,216	143,287
ICU Medical Inc*	981	82,100
Impax Laboratories Inc*	5,175	165,341
Insperity Inc	1,811	59,129
Integra LifeSciences Holdings Corp*	1,887	92,916
Inter Parfums Inc	1,357	34,807
Invacare Corp	2,104	31,834
IPC The Hospitalist Co. Inc*	1,267	55,849
ITT Educational Services Inc.*	1,371	11,393
J & J Snack Foods Corp	1,163	122,173
Kelly Services Inc.	2,051	31,667
Kindred Healthcare Inc	4,317	85,865
Korn/Ferry International*	3,967	107,704
Landauer Inc.	760	25,080
Lannett Co Inc.*	2,208	108,479
LHC Group Inc*	1,000	23,510
Ligand Pharmaceuticals Inc. Class B*	1,569	84,491
Luminex Corp*	2,720	50,320
Magellan Health Inc*	2,257	138,106
Mallinckrodt PLC*	3,988	367,773
Matthews International Corp	2,180	100,433
MAXIMUS Inc (c)	5,413	283,587
Medifast Inc*	932	27,494
Meridian Bioscience Inc	3,315	54,532
Merit Medical Systems Inc.*	3,045	45,066
Molina Healthcare Inc*	2,131	108,937
Momenta Pharmaceuticals Inc.*	3,238	37,982
Monro Muffler Brake Inc	2,383	130,565
Monster Worldwide Inc*	8,505	36,997
Natus Medical Inc*	2,086	71,404
Navigant Consulting Inc*	3,915	54,810
Neogen Corp*	2,920	129,385
Nutrisystem Inc	2,287	43,384
NuVasive Inc*	3,664	160,960
On Assignment Inc.*	3,705	113,855
Outerwall Inc*	2,297	161,433
PAREXEL International Corp* (c)	4,516	264,231
PharMerica Corp*	2,371	51,712
Prestige Brands Holdings Inc*	4,132	138,215
Repligen Inc.*	2,393	54,728
Resources Connection Inc	2,990	45,358
Sanderson Farms Inc	1,620	140,632
Seneca Foods Corp*	660	17,853
Snyder's - Lance Inc	3,905	118,243
SpartanNash Co	3,009	70,200
Spectrum Pharmaceuticals Inc*	3,664	26,417
Strayer Education Inc*	818	61,914
SurModics Inc*	809	16,997
Symmetry Medical Inc*	2,991	26,949
TeleTech Holdings Inc*	1,900	44,403
Medicines Co*	5,160	138,340
Treehouse Foods Inc* (c)	2,911	235,645
TrueBlue Inc.*	3,279	75,253
Universal Technical Institute Inc	1,300	13,624
Viad Corp	1,409	33,858
WD-40 Co.	1,126	85,689
West Pharmaceutical Services Inc (c)	5,612	291,880
Total Consumer, Non-Cyclical		9,772,984

Energy (2.45%)
Approach Resources Inc*	2,642	25,680
Basic Energy Services Inc.*	2,136	19,074
C&J Energy Services Inc*	3,668	55,570
Carrizo Oil & Gas Inc*	3,301	130,257
Comstock Resources Inc.	3,549	31,444
Contango Oil & Gas Co*	1,147	38,780
Exterran Holdings Inc.	4,618	154,703
Flotek Industries Inc.*	3,643	70,966
Geospace Technologies Corp*	1,047	27,599
Gulf Island Fabrication Inc	900	17,559
Hornbeck Offshore Services Inc*	2,592	68,792
ION Geophysical Corp*	10,598	26,177
Matrix Service Co*	1,964	41,480
Newpark Resources Inc*	6,584	68,934
Northern Oil and Gas Inc.*	4,291	37,289
PDC Energy Inc*	2,845	83,956
Penn Virginia Corp*	3,836	19,679
PetroQuest Energy Inc*	4,015	14,936
Pioneer Energy Services Corp*	4,989	30,134
SEACOR Holdings Inc*	1,546	109,982
Stone Energy Corp*	4,371	69,062
Tesco Corp	2,282	32,153
TETRA Technologies Inc.*	6,294	39,967
Total Energy		1,214,173

Financial (23.62%)
Acadia Reality Trust	4,460	142,542
Agree Realty Corp	1,193	36,756
American Assets Trust Inc	2,586	101,630
AMERISAFE Inc	1,485	61,910
Associated Estates Realty Corp	4,593	102,975
Bank Mutual Corp	3,500	22,610
Bank of the Ozarks Inc	5,146	186,285
Banner Corp	1,468	60,467
BBCN Bancorp Inc	6,338	88,225
BofI Holding Inc*	979	77,263
Boston Private Financial Holdings Inc	6,381	81,422
Brookline Bancorp, Inc	4,990	47,455
Calamos Asset Management Inc CL A	1,436	19,372
Capstead Mortgage Corp	7,205	93,737
Cardinal Financial Corp	2,277	41,601
CareTrust REIT Inc*	1,469	23,754
Cedar Realty Trust Inc	5,432	36,883
City Holding Co	1,180	51,601
Columbia Banking System Inc	4,091	112,380
Community Bank System Inc	3,233	119,589
CoreSite Realty Corp	1,546	58,841
Cousins Properties, Inc	14,724	180,222
CVB Financial Corp	7,507	113,881
DiamondRock Hospitality Co	15,595	232,833
Dime Community Bancshares Inc	2,343	35,496
EastGroup Properties Inc	2,466	165,765
Ehealth Inc*	1,639	42,401
Employers Holdings Inc	3,092	62,706
Encore Capital Group, Inc.*	1,870	80,242
Enova International Inc*	1,954	44,933
EPR Properties	4,222	236,390
Evercore Partners Inc-Cl A	2,768	139,784
FNB Corp/PA	13,218	166,415
Financial Engines Inc.	4,069	132,975
First BanCorp/Puerto Rico*	7,476	38,352
First Commonwealth Financial Corp	7,457	67,710
First Financial Bancorp	4,588	81,253
First Financial Bankshares Inc	4,850	146,325
First Midwest Bancorp Inc/IL	6,005	100,464
Forestar Group Inc*	2,556	40,896
Franklin Street Properties Corp	6,954	83,587
FXCM Inc CL A	3,029	48,767
Geo Group Inc/The	5,752	231,748
Getty Realty Corp	2,131	38,614
Glacier Bancorp Inc	5,938	162,582
Government Properties Income Trust	4,366	99,196
Hanmi Financial Corporation	2,533	50,913
HCI Group Inc	756	30,565
Healthcare Realty Trust Inc	7,658	202,248
HFF Inc Cl A	2,644	91,165
Higher one Holdings Inc*	2,333	8,329
Home Bancshares Inc.	3,793	120,124
Horace Mann Educators Corp.	3,236	101,287
Independent Bank Corp	1,897	75,178
Infinity Property & Casualty Corp	917	66,629
Inland Real Estate Corp	6,298	67,955
Interactive Brokers Group Inc CL A	3,759	102,696
Investment Technology Group Inc*	2,751	54,332
Kite Realty Group Trust	2,610	71,201
LaSalle Hotel Properties	8,296	334,904
Lexington Realty Trust	16,277	179,047
LTC Properties, Inc	2,776	116,009
MarketAxess Holdings Inc	3,015	197,694
MB Financial Inc	5,061	159,422
Meadowbrook Insurance Group Inc	3,842	23,398
Medical Properties Trust Inc	13,583	188,260
National Penn Bancshares, Inc.	8,667	88,403
Navigators Group Inc*	800	58,440
NBT Bancorp, Inc.	3,500	85,085
Northwest Bancshares Inc	7,350	92,537
Old National Bancorp	8,421	119,578
Oritani Financial Corp	2,767	40,260
Parkway Properties Inc	5,767	112,341
Pennsylvania Real Estate Investment Trust	5,127	119,818
Pinnacle Financial PartnersInc	2,491	93,836
Piper Jaffray Cos*	1,290	74,046
Portfolio Recovery Associates Inc*	3,981	232,968
Post Properties Inc	4,334	253,886
PrivateBancorp Inc	5,208	163,792
ProAssurance Corp	4,825	217,559
Provident Financial Services Inc	4,009	69,276
PS Business Parks Inc	1,606	130,712
RLI Corp	2,743	125,986
Retail Opportunity Investments Corp	5,046	83,057
S&T Bancorp, Inc.	2,372	65,183
Sabra Health Care REIT Inc	3,664	103,728
Safety Insurance Group Inc	1,100	65,472
Saul Centers Inc	1,009	55,223
Selective Insurance Group Inc	4,480	119,930
Simmons First National Corp.	1,247	50,466
Sovran Self Storage, Inc.	2,595	220,627
Sterling Bancorp	6,060	81,083
Stewart Information Services Corp	1,570	55,719
Stifel Financial Corp*	4,838	234,788
Susquehanna Bancshares, Inc	14,956	196,971
SWS Group Inc.*	1,780	12,442
Tanger Factory Outlet Center Inc	7,614	278,520
Texas Capital Bancshares, Inc*	3,411	188,048
Tompkins Financial Corp	814	39,919
TrustCo Bank Corp	6,679	45,484
UMB Financial Corp	2,995	166,193
United Bankshares Inc	4,806	167,729
United Community Banks Inc	3,286	57,834
United Fire Group Inc.	1,500	41,805
Universal Health Realty Income Trust	1,025	49,549
Universal Insurance Holdings Inc	2,216	42,990
Urstadt Biddle Properties Inc	1,911	42,386
ViewPoint Financial Group Inc	2,868	68,373
Virtus Investment Partners Inc	559	86,086
WageWorks Inc*	2,388	139,507
Wilshire Bancorp Inc	5,418	51,904
Wintrust Financial Corp	3,686	164,727
World Acceptance Corp.*	1,143	87,245
Total Financial		11,723,702

Industrial (19.62%)
AAON, Inc.	3,150	65,268
AAR Corp	2,949	75,583
Actuant Corp	5,806	170,464
Advanced Energy Industries Inc*	2,791	57,020
Aegion Corp*	2,910	55,436
Aerovironment Inc.*	1,484	41,122
Albany International Corp	2,105	78,664
AM Castle & Co.*	1,282	9,641
American Science & Engineering Inc	603	29,475
Apogee Enterprises Inc	2,162	97,787
Applied Industrial Technologie Inc	3,348	156,988
ArcBest Corp	1,834	79,632
Astec Industries Inc	1,495	58,709
Atlas Air Worldwide Holdings Inc*	1,868	85,274
AZZ Inc	1,917	85,843
Badger Meter Inc	1,149	63,298
Barnes Group Inc	3,766	138,325
Bel Fuse Inc. CL B	579	15,332
Belden Inc	3,409	248,959
Benchmark Electronics Inc*	4,413	104,941
Boise Cascade Co*	2,420	86,370
Brady Corp	3,802	95,050
Briggs & Stratton Corp	3,633	72,842
Bristow Group Inc	2,893	185,441
Calgon Carbon Corp*	4,071	83,089
Checkpoint Systems Inc.*	2,878	36,723
CIRCOR International Inc	1,405	94,065
Cognex Corp*	6,582	267,953
Coherent Inc.*	1,981	109,668
Comfort Systems USA Inc.	2,808	40,351
CTS Corp	2,535	43,551
Cubic Corp	1,666	85,716
Curtiss-Wright Corp	3,831	271,618
Darling Ingredients Inc*	13,108	243,809
Drew Industries Inc	1,638	77,150
DXP Enterprises Inc*	844	49,593
Dycom Industries Inc.*	2,696	82,471
Electro Scientific Industries Inc	1,841	13,200
Emcor Group Inc	5,339	231,446
Encore Wire Corp	1,400	51,338
EnerSys (c)	3,762	228,466
EnPro Industries, Inc.*	1,812	116,910
Era Group Inc*	1,546	32,543
ESCO Technologies Inc.	1,989	71,644
Exponent Inc	1,013	77,049
Fabrinet*	2,098	35,183
FARO Technologies Inc*	1,287	70,695
Federal Signal Corp	5,009	74,734
Forward Air Corp	2,451	120,001
Franklin Electric Co Inc	3,119	117,150
GenCorp, Inc.*	4,651	77,672
General Cable Corp	3,928	54,049
Gibraltar Industries Co*	2,171	31,154
Griffon Corp	3,366	41,907
Haynes International Inc	988	44,351
Headwaters Inc.*	5,502	77,028
Heartland Express Inc	3,988	105,802
Hillenbrand, Inc	5,030	161,765
Hub Group Inc*	2,780	104,584
II-VI Inc*	4,346	57,671
Intevac Inc*	1,908	13,547
John Bean Technologies Corp	2,067	62,713
Kaman Corp Class A	2,142	84,266
Knight Transportation Inc.	4,825	160,528
Koppers Holdings Inc	1,485	43,332
Lindsay Corp.	1,030	90,568
Littelfuse Inc.	1,791	172,169
LSB Industries Inc*	1,435	47,455
Lydall Inc*	1,260	33,478
Martin Marietta Materials Inc	1,405	168,656
Matson Inc	3,425	120,594
Methode Electronics Inc	2,833	109,779
Mobile Mini Inc.	3,247	134,718
Moog Inc. CL A*	3,619	263,391
Mueller Industries Inc	5,464	179,274
Myers Industries Inc	2,549	41,472
National Presto Industries Inc	327	19,182
Newport Corp*	3,123	54,996
Olympic Steel Inc.	500	8,130
Orbital Sciences Corp*	4,830	131,473
Orion Marine Group Inc.*	1,870	20,533
OSI Systems Inc.*	1,494	105,432
PGT Inc*	2,502	23,544
Park Electrochemical Corp	1,665	40,959
Plexus Corp*	2,707	105,600
Powell Industries Inc	737	31,359
Quanex Building Products Corp	2,706	53,525
Roadrunner Transportation Systems Inc*	1,931	43,467
Rofin-Sinar Technologies Inc.*	2,059	55,428
Rogers Corp.*	1,426	100,989
RTI International Metals Inc.*	2,437	55,880
Saia Inc.*	1,827	101,344
Sanmina Corp*	6,474	159,260
Simpson Manufacturing Co Inc	3,278	108,830
Standex International Corp	1,018	74,283
Sturm Ruger & Co Inc	1,455	55,421
Taser International Inc*	3,987	85,641
Teledyne Technologies Inc* (c)	3,003	321,049
Tennant Co	1,475	99,489
Tetra Tech Inc.	5,182	140,847
Tredegar Corp	1,893	34,718
TTM Technologies Inc.*	4,103	27,736
Universal Forest Products Inc	1,591	75,954
UTi Worldwide Inc*	7,271	85,798
Vicor Corp*	1,051	12,822
Watts Water Technologies Inc	2,282	137,970
Total Industrial		9,737,162

Technology (11.71%)
Agilysys Inc*	1,491	18,309
Blackbaud Inc	3,679	156,137
Bottomline Technologies de Inc*	2,973	72,898
Brooks Automation Inc.	5,317	62,262
Cabot Microelectronics Corp.*	1,949	92,188
CACI International Inc*	2,194	195,683
CEVA Inc*	1,529	26,314
Ciber Inc.*	5,122	15,520
Cirrus Logic Inc*	4,885	89,347
Cohu Inc.	1,484	16,992
Computer Programs & Systems Inc	791	46,463
CSG Systems International Inc	2,543	63,880
Dealertrack Technologies Inc*	3,459	163,126
Digi International Inc.*	1,689	12,059
Digital River Inc*	2,536	64,389
Diodes Inc*	2,906	77,271
DSP Group Inc.*	1,496	16,187
Ebix Inc.	2,652	42,989
Electronics For Imaging Inc.*	3,746	166,510
Engility Holdings Inc*	1,374	57,777
Entropic Communications Inc*	6,290	14,970
Epiq Systems Inc.	2,381	36,525
Exar Corp.*	3,573	32,621
iGATE Corp*	2,343	86,574
Insight Enterprises Inc.*	3,311	77,577
Interactive Intelligence Group Inc*	1,258	56,899
J2 Global Inc	3,547	200,547
Kopin Corp*	3,225	10,997
Kulicke & Soffa Industries Inc*	6,095	85,208
LivePerson Inc.*	3,930	50,854
Manhattan Associates Inc*	6,192	244,956
ManTech International Corp Cl A	1,891	56,957
Medidata Solutions Inc* (c)	4,062	173,488
Mercury Systems Inc*	2,653	34,277
Micrel Inc.	3,300	43,065
Microsemi Corp*	7,558	205,578
MicroStrategy Inc CL A*	680	116,783
MKS Instruments Inc.	4,259	155,198
Monolithic Power Systems Inc	2,808	135,149
Monotype Imaging Holdings Inc	2,918	80,654
MTS Systems Corp.	1,174	77,871
Nanometrics Inc*	1,800	26,712
NetScout Systems Inc.*	2,967	113,191
Omnicell Inc*	2,621	84,396
Pericom Semiconductor Corp.*	1,192	15,150
Power Integrations Inc.	2,413	121,036
Progress Software Corp*	4,514	116,416
QLogic Corp*	6,441	74,329
Quality Systems Inc	3,273	48,211
Rubicon Technology Inc*	1,219	6,266
Rudolph Technologies Inc.*	2,269	20,829
Super Micro Computer Inc*	2,442	81,270
Sykes Enterprises Inc*	2,956	68,491
Synaptics Inc*	2,838	178,766
Synchronoss Technologies Inc*	2,264	96,967
SYNNEX Corp	2,107	150,524
Take-Two Interactive Software Inc*	7,429	205,486
Tangoe Inc*	2,294	29,833
Tessera Technologies Inc	3,684	125,919
Triquint Semiconductor Inc.*	13,065	318,395
Tyler Technologies Inc.*	2,311	250,928
Ultratech Inc.*	2,234	43,496
Veeco Instruments Inc.*	3,179	118,926
Virtusa Corp*	2,071	82,985
Total Technology		5,811,571

Utilities (4.23%)
ALLETE Inc.	3,036	154,745
Arch Coal Inc	16,319	36,228
Avista Corp	4,796	165,222
Cloud Peak Energy Inc*	4,858	56,693
El Paso Electric Co	3,223	121,926
FutureFuel Corp	1,732	19,329
Green Plains Inc	2,507	75,235
Laclede Group Inc./The	2,430	123,274
New Jersey Resources Corp	3,361	194,602
Northwest Natural Gas Co	2,162	100,555
NorthWestern Corp	3,093	164,640
Piedmont Natural Gas Co Inc (c)	6,218	233,052
South Jersey Industries Inc	2,612	149,093
Southwest Gas Corp	3,709	214,714
SunCoke Energy Inc	5,562	113,075
UIL Holdings Corp	4,504	179,259
Total Utilities		2,101,642

Total Common Stock (Cost $36,513,912)		53,137,682

Total Investments (Cost $36,513,912) (a) (107.06%)		53,137,682
Liabilities in Excess of Other Assets (-7.06%)		(3,504,686)
Net Assets (100.00%)		49,632,996

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $36,513,912.

At November 30, 2014, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	19,754,737
Unrealized depreciation	(3,130,967)
Net unrealized appreciation	16,623,770

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b)	Futures contracts at November 30, 2014:

Contracts - $100 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Value	Unrealized Appreciation
2/ DEC 2014 / Long / ICE	234,320	7,800

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

SHELTON CORE VALUE FUND
Portfolio of Investments (Unaudited)
11/30/2014

Security Description	Shares	Value
Common Stock (95.53%)

Basic Materials (4.06%)
Chemicals (4.06%)
EI Du Pont de Nemours & Co.	19,286	1,377,020
PPG Industries, Inc.	18,800	4,113,817
Praxair Inc.	15,167	1,947,139
Sensient Technologies Corp	17,000	1,002,150
Total Basic Materials		8,440,126

Communications (5.85%)
Media (2.25%)
Walt Disney Co.	50,535	4,674,993

Telecommunications (3.60%)
AT&T Inc	86,469	3,059,273
Keysight Technologies Inc*	4,935	173,712
Rogers Communications - CL B	20,140	810,434
Verizon Communications, Inc.	68,242	3,452,363
		7,495,782

Total Communications		12,170,775

Consumer, Cyclical (7.22%)
Auto Manufacturers (1.20%)
Ford Motor Co.	158,000	2,485,340

Retail (6.02%)
Home Depot, Inc.	46,150	4,587,310
McDonald's Corp.	25,868	2,504,281
Ross Stores Inc.	24,384	2,230,648
Target Corp.	43,339	3,207,086
		12,529,325

Total Consumer, Cyclical		15,014,665

Consumer, Non-Cyclical (20.98%)
Agriculture (2.41%)
Altria Group, Inc.	52,900	2,658,754
Reynolds American Inc	35,584	2,345,341
		5,004,095
Biotechnology (3.76%)
Celgene Corp.*	35,214	4,003,480
Gilead Sciences, Inc.*	38,000	3,812,160
		7,815,640

Commercial Services (0.72%)
Halyard Health Inc*	2,100	82,341
Moody's Corp.	13,992	1,413,332
		1,495,673

Cosmetics / Personal Care (2.75%)
Colgate-Palmolive Co.	20,400	1,419,636
Procter & Gamble Co.	47,580	4,302,659
		5,722,295

Food (0.75%)
Conagra Foods, Inc.	42,450	1,550,274

Healthcare - Products (1.61%)
Baxter International, Inc.	45,886	3,349,678

Healthcare - Services (2.87%)
Aetna Inc	20,984	1,830,644
WellPoint Inc	32,300	4,131,493
		5,962,137

Household Products / Wares (0.94%)
Kimberly-Clark Corp.	16,800	1,958,712

Pharmaceuticals (5.17%)
Abbott Laboratories	41,610	1,852,061
AbbVie Inc.	41,610	2,879,412
Amerisource Bergen Corp.	45,612	4,152,973
Merck & Co. Inc.	30,900	1,866,360
		10,750,806

Total Consumer, Non-Cyclical		43,609,310

Energy (10.21%)
Oil & Gas (8.07%)
Anadarko Petroleum Corp.	21,340	1,689,061
BP PLC ADR	51,700	2,032,844
Chevron Corp.	56,524	6,153,769
ConocoPhillips	19,648	1,298,143
Devon Energy Corp.	15,952	940,689
Exxon Mobil Corp.	32,936	2,982,025
Royal Dutch Shell PLC-ADR A	25,500	1,693,455
		16,789,986

Oil & Gas Services (1.81%)
Baker Hughes Inc.	27,455	1,564,935
Schlumberger Ltd	25,500	2,191,725
		3,756,660

Pipelines (0.33%)
Spectra Energy Corp	18,000	681,840

Total Energy		21,228,486

Financial (18.68%)
Banks (13.80%)
Bank of America Corp.	180,000	3,067,200
Bank of New York Mellon Corp	21,450	858,644
Citigroup, Inc.	30,000	1,619,100
Goldman Sachs Group, Inc.	28,950	5,454,470
JPMorgan Chase & Co.	110,198	6,629,511
Morgan Stanley	70,450	2,478,431
State Street Corp.	14,400	1,104,912
US Bancorp/MN	60,600	2,678,520
Wells Fargo & Co.	87,889	4,788,193
		28,678,981

Diversified Financial Services (2.13%)
Blackrock, Inc. Class A	9,000	3,231,719
FNF Group	4,889	158,404
FNFV Group*	1,629	23,246
Intercontinental Exchange Inc.	4,504	1,017,859
		4,431,228

Insurance (2.75%)
Arthur J Gallagher & Co.	32,400	1,553,580
Aspen Insurance Holdings Ltd.	26,315	1,163,912
Marsh & McLennan Co.'s, Inc.	13,600	769,624
Principal Financial Group Inc	28,150	1,499,551
StanCorp Financial Group, Inc.	11,150	737,015
		5,723,682

Total Financial		38,833,891

Industrial (10.83%)
Aerospace/Defense (3.60%)
Boeing Co.	17,000	2,284,120
Northrop Grumman Corp.	8,600	1,211,998
Rockwell Collins Inc	12,400	1,060,572
United Technologies Corp.	26,500	2,917,120
		7,473,810

Electronics (0.20%)
Agilent Technologies, Inc.	9,870	421,844

Machinery - Construction & Mining (1.37%)
Caterpillar, Inc.	28,342	2,851,205

Miscellaneous Manufacturing (3.37%)
3M Co.	23,812	3,812,063
Danaher Corp.	38,300	3,200,348
		7,012,411

Transportation (2.29)%
FedEx Corp.	4,830	860,609
Seaspan Corp	25,000	501,250
Union Pacific Corp.	10,950	1,278,632
United Parcel Service, Inc. Class B	19,260	2,117,059
		4,757,550

Total Industrial		22,516,820

Technology (11.21%)
Computers (2.14%)
EMC Corp./MA	29,720	902,002
Hewlett Packard Co.	50,000	1,953,000
Int'l Business Machines Corp.	9,860	1,598,996
		4,453,998

Semiconductors (5.20%)
Analog Devices, Inc.	14,040	767,146
Intel Corp.	122,563	4,565,471
KLA-Tencor Corp.	10,440	724,954
Linear Technology Corp.	26,180	1,205,065
QUALCOMM, Inc.	26,775	1,951,898
Taiwan Semiconductor Mfg CoLtd Sponsored ADR	30,000	704,100
Texas Instruments, Inc.	16,500	897,930
		10,816,564

Software (3.87%)
Microsoft Corp.	77,733	3,716,415
Oracle Corp.	64,130	2,719,753
Paychex Inc.	34,000	1,611,940
		8,048,108

Total Technology		23,318,670

Utilities (6.49%)
Electric (5.51%)
Ameren Corp.	22,900	987,219
Consolidated Edison Inc	31,700	2,001,855
DTE Energy Co.	7,000	570,220
Duke Energy Corp.	26,999	2,184,219
Entergy Corp.	11,946	1,002,269
Exelon Corp.	18,746	678,043
FirstEnergy Corp.	23,574	869,409
NextEra Energy Inc	11,200	1,169,168
PG&E Corp.	15,000	757,500
Pinnacle West Capital Corp.	11,000	695,530
Southern Co.	11,500	545,445
		11,460,877

Gas (0.98%)
NiSource Inc	27,000	1,129,680
Sempra Energy	8,050	899,427
		2,029,107

Total Utilities		13,489,984

Total Common Stock (Cost $100,696,407)		198,622,727

Preferred Stock (0.91%)
Amerityre Corp Preferred Conv	2,000,000	1,900,000
Total Preferred Stock (Cost $2,000,000)		1,900,000

Total Investments (Cost $102,696,407) (a) (96.44%)		200,522,727
Other Net Assets (3.56%)		7,405,896
Net Assets (100.00%)		207,928,623

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $102,921,485.

At November 30, 2014, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	98,425,569
Unrealized depreciation	(824,327)
Net unrealized appreciation	97,601,242

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

EUROPEAN GROWTH AND INCOME FUND
Portfolio of Investments (Unaudited)
11/30/2014

Security Description	Shares	Value
Common Stock (99.13%)

Basic Materials (5.79%)
Chemicals (2.42%)
BASF SE ADR	3,488	315,786

Mining (3.37%)
BHP Billiton Ltd.	4,500	232,335
Rio Tinto PLC	4,400	205,040
		437,375

Total Basic Materials		753,161

Communications (5.24%)
Telecommunications (5.24%)
Deutsche Telekom AG ADR	11,525	195,118
Telefonaktiebolaget LMEricsson ADR	9,188	115,677
Telefonica SA ADR	23,195	371,120
Total Communications		681,915

Consumer, Cyclical (5.02%)
Apparel (2.55%)
LVMH Moet Hennessy Louis Vuitton SA ADR	9,300	330,336

Auto Manufacturers (2.47%)
Daimler AG	3,835	321,757

Total Consumer, Cyclical		652,093

Consumer, Non-Cyclical (44.93%)
Agriculture (3.74%)
British America Tobacco PLC ADR	4,100	484,497

Beverages (6.37%)
Anheuser-Busch InBev	4,200	491,358
Diageo PLC Sponsored ADR	2,735	336,952
		828,310

Food (9.20%)
Nestle SA-Spons ADR	12,412	931,521
Unilever NV	6,508	264,485
		1,196,006

Pharmaceuticals (25.62%)
AstraZeneca PLC Spons ADR	4,100	304,097
Bayer AG	4,115	617,538
Glaxosmithkline PLC ADR	8,050	373,923
Novartis Ag Sponsored ADR	9,757	943,014
Roche Holding AG	19,264	721,629
Sanofi ADR	7,700	371,833
		3,332,034

Total Consumer, Non-Cyclical		5,840,847

Energy (11.56%)
Oil & Gas (11.56%)
BP PLC ADR	6,876	270,364
Eni SpA ADR	7,482	293,220
Royal Dutch Shell PLC-ADR A	7,220	479,480
Total SA ADR	8,258	459,393
Total Energy		1,502,457

Financial (21.22%)
Banks (13.05%)
Banco Bilbao Vizcaya Argentari SA ADR	15,221	163,017
Banco Santander SA ADR	51,079	454,601
Barclays PLC- Spons ADR	7,438	113,727
BNP Paribas SA ADR	5,452	174,355
Deutsche Bank AG	3,484	113,753
HSBC Holdings PLC ADR	9,389	467,102
UBS AG	11,792	210,723
		1,697,278

Insurance (8.17%)
Allianz SE ADR	18,157	311,756
AXA SA ADR	18,984	458,274
ING Groep NV ADR*	20,000	292,000
		1,062,030

Total Financial		2,759,308

Industrial (3.39%)
Miscellaneous Manufacturing (3.39%)
Siemens AG ADR	3,735	440,730
Total Industrial		440,730

Technology (1.98%)
Software (1.98%)
SAP SE ADR	3,667	257,863
Total Technology		257,863

Total Common Stock (Cost $10,434,053)		12,888,374

Total Investments (Cost $10,434,053) (a) (99.13%)		12,888,374
Other Net Assets (0.87%)		112,952
Net Assets (100.00%)		13,001,326

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $10,434,053.

At November 30, 2014, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	3,605,991
Unrealized depreciation	(1,151,670)
Net unrealized appreciation	2,454,321

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

NASDAQ 100 INDEX FUND
Portfolio of Investments (Unaudited)
11/30/2014

Security Description	Shares	Value
Common Stock (97.07%)

Basic Materials (0.37%)
Chemicals (0.37%)
Sigma-Aldrich Corp.	4,714	643,932
Total Basic Materials		643,932

Communications (30.94%)
Internet (19.52%)
Amazon.Com Inc.* (c)	17,492	5,923,491
Baidu Inc. - ADR*	10,493	2,571,939
EBay, Inc.*	46,631	2,559,109
Equinix Inc.	1,684	382,518
Expedia Inc	3,173	276,400
F5 Networks, Inc.*	2,291	295,974
Facebook Inc. Cl A*	84,757	6,585,620
Google Inc Cl A*	6,832	3,751,315
Google Inc*	8,691	4,709,045
Liberty Interactive Corp*	13,188	384,430
Liberty Interactive Corp Ventures A*	1,874	68,663
Netflix Inc*	2,241	776,708
Priceline Group Inc*	1,986	2,304,137
Symantec Corp.	27,280	711,735
TripAdvisor Inc*	3,787	278,913
Yahoo! Inc.*	38,169	1,974,864
		33,554,861

Media (7.40%)
Charter Communications, Inc. Class A*	4,279	726,146
Comcast Corp.	81,379	4,641,859
DIRECTV*	19,524	1,712,450
Discovery Communications Inc*	3,877	135,307
Discovery Communications Inc. Class C*	4,182	142,230
DISH Network Corp*	10,045	797,673
Liberty Global PLC A*	5,962	309,964
Liberty Media Corp*	3,043	111,891
Liberty Media Corp Class C*	7,073	258,377
Sirius XM Holdings, Inc.*	216,931	787,460
Twenty-First Century Fox Inc.	52,809	1,943,371
Viacom Inc	15,329	1,159,332
		12,726,060

Telecommunications (4.02%)
Cisco Systems, Inc.	193,942	5,360,557
SBA Communications Corp Cl A*	3,990	485,463
VimpelCom Ltd ADR	48,132	252,693
Vodafone Group PLC (New)	22,287	814,590
		6,913,303

Total Communications		53,194,224

Consumer, Cyclical (6.98%)
Auto Manufacturers (1.24%)
PACCAR Inc.	13,334	893,645
Tesla Motors, Inc*	5,046	1,233,848
		2,127,493

Distribution / Wholesale (0.24%)
Fastenal Co.	9,180	414,936

Lodging (0.91%)
Marriott International, Inc/DE	11,037	869,606
Wynn Resorts, Ltd	3,894	695,507
		1,565,113
Retail (4.41%)
Bed Bath & Beyond, Inc.*	5,883	431,636
Costco Wholesale Corp	16,634	2,364,024
Dollar Tree Inc*	5,990	409,476
O'Reilly Automotive Inc*	4,092	747,772
Ross Stores Inc.	8,307	759,924
Staples, Inc.	18,768	263,878
Starbucks Corp.	28,422	2,308,151
Tractor Supply Co.	3,820	293,873
		7,578,734

Toys / Games / Hobbies (0.18%)
Mattel, Inc.	9,843	310,547

Total Consumer, Cyclical		11,996,823

Consumer, Non-Cyclical (20.31%)
Beverages (0.91%)
Keurig Green Mountain Inc	5,993	851,845
Monster Beverage Corp*	6,298	706,321
		1,558,166

Biotechnology (12.84%)
Alexion Pharmaceuticals, Inc.*	7,807	1,521,584
Amgen, Inc.	28,758	4,753,985
Biogen Idec Inc*	8,933	2,748,595
Celgene Corp.*	30,208	3,434,348
Gilead Sciences, Inc.*	57,231	5,741,414
Illumina Inc.*	5,770	1,101,435
Regeneron Pharmaceuticals Inc.*	3,876	1,612,842
Vertex Pharmaceuticals, Inc.*	9,835	1,159,350
		22,073,553

Commercial Services (1.23%)
Automatic Data Processing, Inc	18,845	1,613,885
CDK Global Inc.	4,966	189,056
Verisk Analytics, Inc.*	5,149	319,135
		2,122,076

Food (2.68%)
Kraft Foods Group Inc	23,695	1,425,728
Mondelez International Inc Cl A	63,826	2,501,979
Whole Foods Market Inc	13,724	672,888
		4,600,595

Healthcare - Products (0.63%)
Henry Schein Inc*	2,624	360,013
Intuitive Surgical Inc*	1,394	721,771
		1,081,784

Pharmaceuticals (2.02%)
Catamaran Corp.*	5,755	293,160
Express Scripts Holding Co*	28,253	2,349,237
Mylan Inc./PA*	14,264	836,013
		3,478,410

Total Consumer, Non-Cyclical		34,914,584

Industrial (0.75%)
Electronics (0.20%)
Garmin Ltd	5,958	341,393

Environmental Control (0.20%)
Stericycle, Inc.*	2,623	338,157

Transportation (0.35%)
C H Robinson Worldwide, Inc.	4,552	335,664
Expeditors Int'l of Washington	6,035	282,559
		618,223

Total Industrial		1,297,773

Technology (37.72%)
Computers (14.83%)
Apple, Inc. (c)	177,892	21,156,695
Cognizant Technology Solutions Cl A*	24,511	1,323,349
NetApp Inc.	9,301	395,758
Sandisk Corp.	8,518	881,272
Seagate Technology PLC	12,648	836,159
Western Digital Corp.	8,784	907,124
		25,500,357

Semiconductors (12.53%)
Altera Corp.	9,001	338,618
Analog Devices, Inc.	11,309	617,924
Applied Materials, Inc.	50,147	1,206,035
Avago Technologies Ltd	9,488	886,179
Broadcom Corp.	20,491	883,777
Intel Corp.	187,442	6,982,215
KLA-Tencor Corp.	4,817	334,492
Linear Technology Corp.	6,948	319,816
Maxim Integrated Products, Inc	7,878	232,952
Micron Technology, Inc.*	42,625	1,532,369
NVIDIA Corp.	15,788	331,074
NXP Semiconductor NV*	8,977	698,500
QUALCOMM, Inc.	63,415	4,622,954
Texas Instruments, Inc.	40,421	2,199,711
Xilinx Inc.	7,822	355,432
		21,542,048

Software (10.36%)
Activision Blizzard Inc	25,872	560,129
Adobe Systems, Inc.*	19,803	1,459,085
Akamai Technologies, Inc.*	5,190	335,326
Autodesk, Inc.*	6,638	411,556
CA Inc.	13,767	428,842
Cerner Corp*	12,919	831,984
Check Point Software Technologies Ltd*	5,558	429,689
Citrix Systems, Inc.*	4,791	317,691
Fiserv Inc.*	11,127	795,469
Intuit Inc.	10,463	982,162
Liberty Broadband CL-A*	760	41,678
Liberty Broadband C*	1,768	96,179
Microsoft Corp. (c)	218,399	10,441,657
Paychex Inc.	14,369	681,234
		17,812,681

Total Technology		64,855,086

Total Common Stock (Cost $116,773,571)		166,902,422

Total Investments (Cost $116,773,571) (a) (97.07%)		166,902,422
Other Net Assets (2.93%)		5,032,158
Net Assets (100.00%)		171,934,580

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $116,842,759.

At November 30, 2014, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	51,544,279
Unrealized depreciation	(1,484,616)
Net unrealized appreciation	50,059,663

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b)	Futures contracts at November 30, 2014:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Value	Unrealized Appreciation
58 / DEC 2014 / Long / CME	5,032,370	139,915

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

SHELTON GREEN ALPHA FUND
Portfolio of Investments (Unaudited)
11/30/2014

Security Description	Shares	Value
Common Stock (93.55%)

Basic Materials (1.03%)
Iron/Steel (1.03%)
Schnitzer Steel Industries Inc	10,400	237,120
Total Basic Materials		237,120

Communications (6.38%)
Internet (3.34%)
Google Inc Cl A*	460	252,577
Google Inc*	950	514,737
		767,314
Telecommunications (3.04%)
Sierra Wireless Inc*	18,900	699,111

Total Communications		1,466,425

Consumer, Cyclical (7.10%)
Auto Manufacturers (4.19%)
Kandi Technologies Group Inc*	24,000	339,120
Tesla Motors, Inc*	2,550	623,526
		962,646

Home Furnishings (0.17%)
Sharp Corp - ADR*	17,000	39,440

Office Furnishings (2.74%)
Herman Miller, Inc.	14,000	425,460
Interface Inc	13,500	204,120
		629,580

Total Consumer, Cyclical		1,631,666

Consumer, Non-Cyclical (17.06%)
Food (8.14%)
Hain Celestial Group Inc*	5,400	611,388
SunOpta, Inc.*	38,000	453,340
United Natural Foods Inc.*	10,700	804,533
		1,869,261
Water (8.92%)
American Water Works Co.	11,200	594,160
California Water Service Group	19,500	488,865
Consolidated Water Co Ltd	23,500	288,110
Veolia Environnement ADR	37,200	680,760
		2,051,895

Total Consumer, Non-Cyclical		3,921,156

Industrial (26.79%)
Building Materials (1.69%)
Trex Co. Inc.*	9,200	387,688
		387,688

Electrical Components & Equipment (10.71%)
Acuity Brands, Inc	2,000	276,400
Advanced Energy Industries Inc*	24,000	490,320
Canadian Solar Inc*	28,500	692,265
SunPower Corp*	16,900	475,904
Universal Display Corp.*	18,900	524,286
		2,459,175

Electronics (6.88%)
Badger Meter Inc	4,231	233,086
Garmin Ltd	3,000	171,900
Itron, Inc*	10,900	440,360
Kyocera Corp. ADR	10,600	515,372
Waters Corp.*	1,900	220,210
		1,580,928

Engineering & Construction (2.00%)
ABB Ltd. ADR	20,500	459,610

Environmental Control (0.72%)
Darling Ingredients Inc*	8,900	165,540

Machinery-Diversified (1.78%)
Lindsay Corp.	2,300	202,239
Xylem Inc.	5,400	207,036
		409,275

Miscellaneous Manufacturing (3.01%)
Pentair PLC	10,700	692,397

Total Industrial		6,154,613

Technology (25.32%)
Computers (2.98%)
Int'l Business Machines Corp.	3,050	494,619
Maxwell Technologies, Inc.*	18,500	190,365
		684,984

Semiconductors (19.01%)
Aixtron SE ADR*	10,000	117,600
Applied Materials, Inc.	25,000	601,250
Atmel Corp.*	28,000	221,480
Brooks Automation Inc.	20,000	234,200
Cree, Inc.*	12,600	457,884
Exar Corp.*	12,500	114,125
First Solar Inc*	19,300	941,840
IXYS Corp.	21,000	240,030
Power Integrations Inc.	3,700	185,592
QUALCOMM, Inc.	10,200	743,580
SunEdison Inc.*	13,650	295,523
Veeco Instruments Inc.*	5,700	213,237
		4,366,341

Software (3.33%)
ANSYS, Inc*	3,700	309,024
Autodesk, Inc.*	3,650	226,300
Digi International Inc.*	32,300	230,622
		765,946

Total Technology		5,817,271

Utilities (9.87%)
Energy-Alternate Sources (9.87%)
JinkoSolar Holding Co Ltd- ADR*	19,800	453,222
Pattern Energy Group Inc. Cl A	7,300	193,669
SolarCity Corp*	12,600	693,000
Trina Solar LTD- Spon ADR*	43,000	431,290
Vestas Wind Systems A/S*	40,500	496,668
Total Utilities		2,267,849

Total Common Stock (Cost $19,758,631)		21,496,100

Total Investments (Cost $19,758,631) (a) (93.55%)		21,496,100
Other Net Assets (6.45%)		1,481,903
Net Assets (100.00%)		22,978,003

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $19,758,878.

At November 30, 2014, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	2,836,132
Unrealized depreciation	(1,098,910)
Net unrealized appreciation	1,737,222

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Fair Value Measurements

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at November 30, 2014 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)
Fund	Investments in Securities (b)	Investments in Securities (c)	Investments in Securities	Total	Futures Contracts - Assets or Liabilities (d)
California Tax-Free Income Fund	-	95,271,624	-	95,271,624	-
U.S. Government Securities Fund	-	27,545,869	-	27,545,869	-
Short-Term U.S. Government Bond Fund	-	7,239,002	-	7,239,002	-
The United States Treasury Trust Fund	-	108,997,078	-	108,997,078	-
S&P 500 Index Fund	137,908,384	-	-	137,908,384	(6,575)
S&P MidCap Index Fund	171,416,145	-	-	171,416,145	(5,320)
S&P SmallCap Index Fund	53,137,682	-	-	53,137,682	(3,820)
Shelton Core Value Fund	198,622,727	-	1,900,000	200,522,727	-
European Growth & Income Fund	12,888,374	-	-	12,888,374	-
Nasdaq-100 Index Fund	166,902,422	-	-	166,902,422	22,543
Shelton Green Alpha Fund	21,496,100	-	-	21,496,100	-
Total	$762,371,834	$239,053,573	$1,900,000	$1,003,325,407	$6,828

(a)	It is the Fund's policy to recognize transfers between levels on the last day of the reporting period. There were no transfers in or out of Level 1, Level 2, and Level as of November 30, 2014.
(b)
All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.

Shelton Core Value Fund
Level 3 Securities	Preferred Stock
Beginning Balance	$1,900,000
Net Purchases	-
Net Sales	-
Total Realized Gain (Loss)	-
Change in Unrealized Appreciation (Depreciation)	-
Accrued Interest	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$1,900,000

The convertible preferred security is valued at fair value. The value of the common stock is reviewed at least once a week.

Should the common stock rise over ten cents per share or fall over five cents per share and maintain that level for a one week period, a pricing committee would be reconvened to evaluate the price valuation.

Item 2.	Controls and Procedures

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3.	Exhibits

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date	January 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date	January 21, 2015

By	/s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)

Date	January 21, 2015